UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

New Insights

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Class A
Actual	$ 1,000.00	$ 1,042.90	$ 6.03
Hypothetical A	$ 1,000.00	$ 1,018.89	$ 5.96
Class T
Actual	$ 1,000.00	$ 1,041.50	$ 7.14
Hypothetical A	$ 1,000.00	$ 1,017.80	$ 7.05
Class B
Actual	$ 1,000.00	$ 1,039.00	$ 10.11
Hypothetical A	$ 1,000.00	$ 1,014.88	$ 9.99
Class C
Actual	$ 1,000.00	$ 1,039.00	$ 9.71
Hypothetical A	$ 1,000.00	$ 1,015.27	$ 9.59
Institutional Class
Actual	$ 1,000.00	$ 1,044.80	$ 4.31
Hypothetical A	$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.19%
Class T	1.41%
Class B	2.00%
Class C	1.92%
Institutional Class	.85%

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	3.3	2.9
Google, Inc. Class A (sub. vtg.)	3.0	1.9
EnCana Corp.	2.4	1.3
Marvell Technology Group Ltd.	2.3	3.7
America Movil SA de CV Series L sponsored ADR	1.8	2.7
Yahoo!, Inc.	1.6	2.6
Exxon Mobil Corp.	1.6	0.7
Aetna, Inc.	1.6	1.5
Berkshire Hathaway, Inc. Class A	1.5	1.4
Roche Holding AG (participation certificate)	1.5	1.7
	20.6
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.6	23.6
Health Care	15.1	11.6
Energy	13.6	8.9
Financials	11.7	8.3
Consumer Discretionary	10.4	12.8
Asset Allocation (% of fund's net assets)
As of June 30, 2005 *		As of December 31, 2004 **
	Stocks 88.3%		Stocks 92.2%
	Bonds 1.3%		Bonds 1.0%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 10.3%		Short-Term Investments and Net Other Assets 6.7%
* Foreign investments	22.9%	** Foreign investments	27.6%

Semiannual Report

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.2%
Bridgestone Corp. (d)	52,000	$ 1,001
Midas, Inc. (a)	100,000	2,300
		3,301
Automobiles - 0.2%
Honda Motor Co. Ltd.	9,100	448
Toyota Motor Corp.	95,100	3,399
		3,847
Distributors - 0.0%
Li & Fung Ltd.	550,000	1,143
Diversified Consumer Services - 0.4%
Educate, Inc.	22,800	323
Education Management Corp. (a)	48,300	1,629
Laureate Education, Inc. (a)	88,900	4,255
Regis Corp.	17,800	696
Weight Watchers International, Inc. (a)	22,500	1,161
		8,064
Hotels, Restaurants & Leisure - 4.1%
Ambassadors Group, Inc.	13,019	484
Aristocrat Leisure Ltd.	351,700	3,107
Boyd Gaming Corp.	76,700	3,922
Choice Hotels International, Inc.	2,600	171
Domino's Pizza, Inc.	90,100	2,006
Four Seasons Hotels, Inc. (ltd. vtg.) (d)	28,000	1,849
Gaming VC Holdings SA	16,689	168
Hilton Group PLC	150,470	772
Kerzner International Ltd. (a)	14,000	797
Las Vegas Sands Corp. (d)	83,200	2,974
Life Time Fitness, Inc.	13,500	443
MGM MIRAGE (a)	106,100	4,199
P.F. Chang's China Bistro, Inc. (a)	62,100	3,663
Panera Bread Co. Class A (a)	100,964	6,268
Papa John's International, Inc. (a)	149,759	5,986
Penn National Gaming, Inc. (a)	37,000	1,351
Red Robin Gourmet Burgers, Inc. (a)	75,253	4,664
Shuffle Master, Inc. (a)(d)	83,900	2,352
Starbucks Corp. (a)	132,900	6,866
Station Casinos, Inc.	324,000	21,514
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Wendy's International, Inc.	5,400	$ 257
Wynn Resorts Ltd. (a)(d)	139,000	6,571
		80,384
Household Durables - 1.0%
D.R. Horton, Inc.	5,200	196
Fortune Brands, Inc.	43,700	3,881
Fourlis Holdings SA (a)	500,000	4,175
Hovnanian Enterprises, Inc. Class A (a)	17,100	1,115
Jarden Corp. (a)	9,600	518
KB Home	38,800	2,958
Tempur-Pedic International, Inc. (a)	214,400	4,755
Toll Brothers, Inc. (a)	19,900	2,021
		19,619
Internet & Catalog Retail - 0.1%
Blue Nile, Inc.	21,500	703
IAC/InterActiveCorp (a)	43,300	1,041
		1,744
Media - 1.0%
Citadel Broadcasting Corp. (a)	500	6
Getty Images, Inc. (a)	34,900	2,592
Harte-Hanks, Inc.	20,900	621
McGraw-Hill Companies, Inc.	36,800	1,628
NTL, Inc. (a)	22,200	1,519
Pixar (a)	87,588	4,384
Rogers Communications, Inc. Class B (non-vtg.)	55,900	1,834
SBS Broadcasting SA (a)	30,500	1,437
Sirius Satellite Radio, Inc. (a)(d)	639,100	4,141
XM Satellite Radio Holdings, Inc. Class A (a)	50,500	1,700
		19,862
Multiline Retail - 0.6%
Dollar General Corp.	25,700	523
Marks & Spencer Group PLC	63,000	407
Nordstrom, Inc.	23,500	1,597
Sears Holdings Corp. (a)	16,800	2,518
Target Corp.	129,400	7,041
		12,086
Specialty Retail - 2.0%
AC Moore Arts & Crafts, Inc. (a)	28,700	907
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
American Eagle Outfitters, Inc.	18,500	$ 567
Bakers Footwear Group, Inc. (a)	105,600	1,156
bebe Stores, Inc.	131,775	3,488
Bed Bath & Beyond, Inc. (a)	72,100	3,012
Best Buy Co., Inc.	30,400	2,084
Build-A-Bear Workshop, Inc. (d)	13,500	317
Chico's FAS, Inc. (a)	248,600	8,522
DSW, Inc. Class A	2,200	55
Guitar Center, Inc. (a)	3,000	175
Hennes & Mauritz AB (H&M) (B Shares)	58,100	2,047
Inditex SA	9,700	250
Office Depot, Inc. (a)	40,400	923
Signet Group PLC	86,648	169
Staples, Inc.	210,100	4,479
The Children's Place Retail Stores, Inc. (a)	29,800	1,391
TJX Companies, Inc.	73,600	1,792
Urban Outfitters, Inc. (a)	127,200	7,211
Wet Seal, Inc. Class A (a)(d)	300,000	2,036
Zumiez, Inc.	800	23
		40,604
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc. (a)	3,300	193
Coach, Inc. (a)	319,700	10,732
Hartmarx Corp. (a)	299,500	3,016
Phillips-Van Heusen Corp.	10,500	343
Polo Ralph Lauren Corp. Class A	18,600	802
Volcom, Inc.	1,700	46
		15,132
TOTAL CONSUMER DISCRETIONARY		205,786
CONSUMER STAPLES - 4.9%
Beverages - 1.2%
Corby Distilleries Ltd. Class A	20,000	1,159
Diageo PLC sponsored ADR	40,300	2,390
Hansen Natural Corp. (a)(d)	156,100	13,225
Jones Soda Co. (a)	310,890	1,865
PepsiCo, Inc.	93,700	5,053
		23,692
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.4%
Tesco PLC	191,885	$ 1,096
United Natural Foods, Inc. (a)	38,200	1,160
Wal-Mart de Mexico SA de CV Series V	174,739	710
Walgreen Co.	363,400	16,713
Whole Foods Market, Inc.	67,785	8,019
		27,698
Food Products - 1.0%
Hershey Co.	68,200	4,235
Kellogg Co.	37,100	1,649
Lindt & Spruengli AG	93	1,425
Nestle SA (Reg.)	9,090	2,326
TreeHouse Foods, Inc. (a)	132,100	3,766
Wm. Wrigley Jr. Co.	76,200	5,246
		18,647
Household Products - 0.6%
Procter & Gamble Co.	219,300	11,568
Personal Products - 0.7%
Avon Products, Inc.	227,200	8,600
Gillette Co.	115,200	5,833
Herbalife Ltd.	9,100	197
		14,630
TOTAL CONSUMER STAPLES		96,235
ENERGY - 13.6%
Energy Equipment & Services - 0.7%
Halliburton Co.	75,900	3,630
Schlumberger Ltd. (NY Shares)	145,200	11,026
Smith International, Inc.	3,592	229
Tenaris SA sponsored ADR	1,300	102
		14,987
Oil, Gas & Consumable Fuels - 12.9%
Apache Corp.	48,000	3,101
Arch Coal, Inc.	25,000	1,362
BG Group PLC sponsored ADR	23,000	957
Bill Barrett Corp.	43,100	1,275
Blackrock Ventures, Inc. (a)	379,500	3,054
BP PLC sponsored ADR	246,200	15,358
Burlington Resources, Inc.	166,900	9,220
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cairn Energy PLC (a)	25,300	$ 611
China Petroleum & Chemical Corp. sponsored ADR	22,000	858
CONSOL Energy, Inc.	121,900	6,531
Devon Energy Corp.	121,500	6,158
EnCana Corp.	1,206,200	47,581
Encore Acquisition Co. (a)	70,892	2,907
Energy Partners Ltd. (a)	7,400	194
ENI Spa sponsored ADR	12,300	1,577
EOG Resources, Inc.	252,100	14,319
Exxon Mobil Corp.	536,800	30,850
Forest Oil Corp. (a)	10,400	437
Imperial Oil Ltd.	28,100	2,340
Kick Energy Corp. (a)	846,900	6,117
McMoRan Exploration Co. (a)(d)	25,400	496
Murphy Oil Corp.	365,000	19,064
Newfield Exploration Co. (a)	60,000	2,393
Noble Energy, Inc.	43,858	3,318
Peabody Energy Corp.	70,100	3,648
PetroChina Co. Ltd. sponsored ADR (d)	96,800	7,110
Plains Exploration & Production Co. (a)	19,900	707
Premcor, Inc.	134,500	9,977
Quicksilver Resources, Inc. (a)	140,000	8,950
Range Resources Corp.	39,000	1,049
Sasol Ltd.	56,900	1,547
Talisman Energy, Inc.	91,100	3,413
Total SA sponsored ADR	84,900	9,921
Ultra Petroleum Corp. (a)	84,000	2,550
Valero Energy Corp.	226,800	17,942
XTO Energy, Inc.	203,700	6,924
		253,816
TOTAL ENERGY		268,803
FINANCIALS - 11.7%
Capital Markets - 1.5%
Charles Schwab Corp.	522,700	5,896
Goldman Sachs Group, Inc.	70,500	7,192
Greenhill & Co., Inc.	4,900	198
Janus Capital Group, Inc.	69,600	1,047
Lazard Ltd. Class A	19,400	451
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Legg Mason, Inc.	42,200	$ 4,393
Lehman Brothers Holdings, Inc.	97,600	9,690
Morgan Stanley	7,400	388
		29,255
Commercial Banks - 1.2%
Allied Irish Banks PLC	100,900	2,167
Bank of the Ozarks, Inc.	39,100	1,284
Center Financial Corp., California	50,000	1,242
HDFC Bank Ltd.	41,500	607
HSBC Holdings PLC sponsored ADR	14,302	1,139
M&T Bank Corp.	104,600	11,000
Marshall & Ilsley Corp.	28,700	1,276
Wells Fargo & Co.	69,200	4,261
Westcorp	8,500	446
		23,422
Consumer Finance - 1.0%
American Express Co.	209,800	11,168
SLM Corp.	147,100	7,473
		18,641
Diversified Financial Services - 0.5%
Archipelago Holdings, Inc.	24,600	957
Brascan Corp. Class A (ltd. vtg.)	15,350	586
Chicago Mercantile Exchange Holdings, Inc. Class A	6,900	2,039
Moody's Corp.	146,600	6,591
		10,173
Insurance - 5.8%
ACE Ltd.	17,800	798
AFLAC, Inc.	43,900	1,900
Allstate Corp.	395,700	23,643
American International Group, Inc.	129,400	7,518
Assurant, Inc.	123,700	4,466
Berkshire Hathaway, Inc. Class A (a)	342	28,557
Everest Re Group Ltd.	59,400	5,524
Fidelity National Financial, Inc.	16,700	596
Genworth Financial, Inc. Class A (non-vtg.)	58,600	1,771
Markel Corp. (a)	2,000	678
Mercury General Corp.	17,600	960
MetLife, Inc.	289,400	13,006
MetLife, Inc. unit	80,000	2,098
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Montpelier Re Holdings Ltd.	9,700	$ 335
PartnerRe Ltd.	20,800	1,340
Platinum Underwriters Holdings Ltd.	41,300	1,314
ProAssurance Corp. (a)	5,000	209
Progressive Corp.	42,000	4,150
Prudential Financial, Inc.	87,100	5,719
RenaissanceRe Holdings Ltd.	47,100	2,319
The Chubb Corp.	56,500	4,837
W.R. Berkley Corp.	51,574	1,840
White Mountains Insurance Group Ltd.	1,305	823
		114,401
Real Estate - 1.0%
CB Richard Ellis Group, Inc. Class A	88,600	3,886
CBL & Associates Properties, Inc.	33,000	1,421
Crescent Real Estate Equities Co.	27,200	510
Equity Office Properties Trust	72,800	2,410
Equity Residential (SBI)	18,600	685
General Growth Properties, Inc.	63,300	2,601
Global Signal, Inc.	69,900	2,632
KKR Financial Corp.	6,200	155
Vornado Realty Trust	62,200	5,001
		19,301
Thrifts & Mortgage Finance - 0.7%
Golden West Financial Corp., Delaware	214,200	13,790
Hudson City Bancorp, Inc.	75,000	856
		14,646
TOTAL FINANCIALS		229,839
HEALTH CARE - 15.1%
Biotechnology - 4.2%
Affymetrix, Inc. (a)	39,200	2,114
Amgen, Inc. (a)	34,300	2,074
Celgene Corp. (a)	41,200	1,680
Genentech, Inc. (a)	809,000	64,937
Gilead Sciences, Inc. (a)	155,100	6,823
GTx, Inc. (a)(d)	25,000	249
Idenix Pharmaceuticals, Inc. (d)	39,200	850
Invitrogen Corp. (a)	6,400	533
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
MannKind Corp. (d)	58,100	$ 584
Protein Design Labs, Inc. (a)	100	2
Seattle Genetics, Inc. (a)	25,800	138
Techne Corp. (a)	24,100	1,106
ViaCell, Inc.	87,800	935
		82,025
Health Care Equipment & Supplies - 4.1%
Alcon, Inc.	88,200	9,645
American Medical Systems Holdings, Inc. (a)	7,400	153
Aspect Medical Systems, Inc. (a)	7,300	217
Bausch & Lomb, Inc.	7,200	598
C.R. Bard, Inc.	53,000	3,525
DENTSPLY International, Inc.	157,400	8,500
DJ Orthopedics, Inc. (a)	111,400	3,056
Fisher Scientific International, Inc. (a)	31,604	2,051
Foxhollow Technologies, Inc. (d)	27,400	1,049
Gen-Probe, Inc. (a)	69,100	2,503
Immucor, Inc. (a)	4,900	142
IntraLase Corp.	41,800	820
Intuitive Surgical, Inc. (a)	101,700	4,743
IRIS International, Inc. (a)	477,500	8,500
Kinetic Concepts, Inc. (a)	43,800	2,628
Kyphon, Inc. (a)	15,000	522
Laserscope, Inc. (a)	14,700	609
Medtronic, Inc.	239,600	12,409
Mentor Corp.	35,800	1,485
Neurometrix, Inc.	5,400	108
Nobel Biocare Holding AG (Switzerland)	17,856	3,622
NuVasive, Inc.	58,900	979
St. Jude Medical, Inc. (a)	122,000	5,320
Syneron Medical Ltd.	25,200	922
Synthes, Inc.	47,565	5,222
Ventana Medical Systems, Inc. (a)	42,500	1,710
		81,038
Health Care Providers & Services - 3.9%
Advisory Board Co. (a)	8,500	414
Aetna, Inc.	366,500	30,354
American Healthways, Inc. (a)	89,300	3,775
Caremark Rx, Inc. (a)	84,500	3,762
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc. (a)	11,200	$ 560
HCA, Inc.	34,100	1,932
Health Net, Inc. (a)	46,700	1,782
Matria Healthcare, Inc. (a)	19,700	635
Merge Technologies, Inc. (a)	17,300	324
Molina Healthcare, Inc. (a)	1,700	75
Patterson Companies, Inc. (a)	166,200	7,492
UnitedHealth Group, Inc.	409,300	21,341
VCA Antech, Inc. (a)	15,200	369
WebMD Corp. (a)	9,200	94
WellPoint, Inc. (a)	53,900	3,754
		76,663
Pharmaceuticals - 2.9%
Abbott Laboratories	30,500	1,495
American Pharmaceutical Partners, Inc. (a)	13,700	565
Barr Pharmaceuticals, Inc. (a)	4,000	195
Cypress Bioscience, Inc. (a)	11,800	156
IVAX Corp. (a)	35,000	753
Johnson & Johnson	130,100	8,457
Kos Pharmaceuticals, Inc. (a)	7,000	459
Novartis AG sponsored ADR	121,600	5,769
Roche Holding AG (participation certificate)	225,506	28,539
Sanofi-Aventis sponsored ADR	68,900	2,824
Schering-Plough Corp.	346,300	6,600
Sepracor, Inc. (a)	7,700	462
Shire Pharmaceuticals Group PLC sponsored ADR	900	30
Teva Pharmaceutical Industries Ltd. sponsored ADR	39,100	1,218
		57,522
TOTAL HEALTH CARE		297,248
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.1%
Rockwell Collins, Inc.	15,900	758
United Technologies Corp.	38,000	1,951
		2,709
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	97,600	$ 5,680
EGL, Inc. (a)	9,600	195
		5,875
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	141,100	6,327
Southwest Airlines Co.	22,100	308
		6,635
Commercial Services & Supplies - 0.3%
Aramark Corp. Class B	28,200	744
Corporate Executive Board Co.	3,400	266
Equifax, Inc.	27,800	993
PeopleSupport, Inc.	5,200	47
PHH Corp. (a)	6,570	169
Resources Connection, Inc. (a)	98,500	2,288
Robert Half International, Inc.	33,200	829
Services Acquisition Corp. International unit (a)	4,600	37
		5,373
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	52,600	2,959
URS Corp. (a)	19,400	725
		3,684
Electrical Equipment - 1.0%
American Power Conversion Corp.	256,800	6,058
Cooper Industries Ltd. Class A	138,000	8,818
Evergreen Solar, Inc. (a)	9,600	62
Motech Industries, Inc.	145,000	2,055
SolarWorld AG	25,600	2,246
Ultralife Batteries, Inc. (a)	53,100	858
		20,097
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	17,600	1,208
General Electric Co.	40,600	1,407
Hutchison Whampoa Ltd.	257,000	2,323
Siemens AG sponsored ADR	10,500	763
		5,701
Machinery - 2.3%
A.S.V., Inc. (a)	26,500	1,074
Bucyrus International, Inc. Class A	15,600	592
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Caterpillar, Inc.	48,700	$ 4,642
Cummins, Inc.	31,200	2,328
Danaher Corp.	357,400	18,706
IDEX Corp.	3,700	143
Joy Global, Inc.	72,850	2,447
PACCAR, Inc.	183,350	12,468
Volvo AB sponsored ADR	66,900	2,713
		45,113
Road & Rail - 0.4%
Canadian National Railway Co.	67,800	3,911
Heartland Express, Inc.	4,050	79
Knight Transportation, Inc.	26,620	648
Landstar System, Inc. (a)	78,500	2,364
		7,002
Trading Companies & Distributors - 0.1%
Fastenal Co.	9,600	588
Mitsui & Co. Ltd.	81,000	767
		1,355
TOTAL INDUSTRIALS		103,544
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 1.2%
Comverse Technology, Inc. (a)	120,100	2,840
Corning, Inc. (a)	163,900	2,724
ECI Telecom Ltd. (a)	89,600	744
Foxconn International Holdings Ltd.	478,000	357
Harris Corp.	39,600	1,236
Ixia (a)	513,500	9,982
Motorola, Inc.	19,400	354
Nokia Corp. sponsored ADR	272,000	4,526
TomTom Group BV	37,600	825
		23,588
Computers & Peripherals - 3.0%
Apple Computer, Inc. (a)	541,200	19,922
Dell, Inc. (a)	101,100	3,994
EMC Corp. (a)	224,900	3,083
Hewlett-Packard Co.	837,700	19,694
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Logitech International SA sponsored ADR (a)	4,000	$ 255
Network Appliance, Inc. (a)	393,100	11,113
		58,061
Electronic Equipment & Instruments - 0.6%
Amphenol Corp. Class A	40,400	1,623
Cogent, Inc.	35,500	1,014
FARO Technologies, Inc. (a)	31,800	867
FLIR Systems, Inc. (a)	122,382	3,652
Hon Hai Precision Industries Co. Ltd.	775,049	4,025
Nidec Corp.	3,900	413
Trimble Navigation Ltd. (a)	19,600	764
		12,358
Internet Software & Services - 5.1%
aQuantive, Inc. (a)	20,100	356
Equinix, Inc. (a)	2,700	117
Google, Inc. Class A (sub. vtg.)	200,300	58,918
Marchex, Inc. Class B (a)(d)	53,900	811
Openwave Systems, Inc. (a)	43,400	712
VeriSign, Inc. (a)	36,800	1,058
Websense, Inc. (a)	24,343	1,170
WebSideStory, Inc.	350,000	5,131
Yahoo!, Inc. (a)	925,300	32,062
		100,335
IT Services - 2.0%
Alliance Data Systems Corp. (a)	43,200	1,752
Cognizant Technology Solutions Corp. Class A (a)	141,414	6,665
Fiserv, Inc. (a)	78,000	3,350
Global Payments, Inc.	6,900	468
Infosys Technologies Ltd. sponsored ADR	202,800	15,711
Ness Technologies, Inc.	115,700	1,229
SRA International, Inc. Class A (a)	187,400	6,507
TALX Corp.	135,000	3,903
VeriFone Holdings, Inc.	16,200	263
Wright Express Corp.	15,000	277
		40,125
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Canon, Inc.	9,300	$ 489
Zebra Technologies Corp. Class A (a)	11,000	482
		971
Semiconductors & Semiconductor Equipment - 3.3%
Broadcom Corp. Class A (a)	64,000	2,273
FormFactor, Inc. (a)	19,700	520
International Rectifier Corp. (a)	7,500	358
Lam Research Corp. (a)	23,600	683
Marvell Technology Group Ltd. (a)	1,186,900	45,150
Microchip Technology, Inc.	14,700	435
O2Micro International Ltd. (a)	3,000	42
Samsung Electronics Co. Ltd.	30,406	14,520
SigmaTel, Inc. (a)	19,100	328
Tessera Technologies, Inc. (a)	30,500	1,019
Volterra Semiconductor Corp.	22,400	334
		65,662
Software - 1.3%
Activision, Inc. (a)	317,966	5,253
Adobe Systems, Inc.	153,806	4,402
Altiris, Inc. (a)	61,900	909
Autodesk, Inc.	68,300	2,347
Blackboard, Inc.	3,200	77
Check Point Software Technologies Ltd. (a)	5,600	111
Cognos, Inc. (a)	59,200	2,022
FileNET Corp. (a)	53,300	1,340
JAMDAT Mobile, Inc.	54,100	1,497
Kronos, Inc. (a)	7,052	285
McAfee, Inc. (a)	22,500	589
MICROS Systems, Inc. (a)	11,500	515
Microsoft Corp.	17,000	422
NAVTEQ Corp.	93,000	3,458
NDS Group PLC sponsored ADR (a)	16,200	540
Quality Systems, Inc. (d)	12,258	581
Salesforce.com, Inc.	13,000	266
SAP AG sponsored ADR	7,900	342
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)	30,000	$ 764
THQ, Inc. (a)	4,100	120
		25,840
TOTAL INFORMATION TECHNOLOGY		326,940
MATERIALS - 6.3%
Chemicals - 1.2%
Bayer AG	38,500	1,281
Crompton Corp.	132,100	1,869
Dow Chemical Co.	54,000	2,405
Great Lakes Chemical Corp.	52,100	1,640
Monsanto Co.	2,900	182
Nalco Holding Co.	72,500	1,423
Potash Corp. of Saskatchewan	19,800	1,890
Praxair, Inc.	240,800	11,221
Rohm & Haas Co.	20,200	936
Westlake Chemical Corp.	19,200	470
		23,317
Construction Materials - 0.4%
Cemex SA de CV sponsored ADR	4,480	190
Eagle Materials, Inc.	21,100	1,954
Florida Rock Industries, Inc.	14,100	1,034
Headwaters, Inc. (a)	5,300	182
Lafarge North America, Inc.	5,800	362
Lafarge SA (Bearer)	10,600	967
Martin Marietta Materials, Inc.	2,000	138
Rinker Group Ltd.	201,181	2,145
		6,972
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	242,900	6,085
Metals & Mining - 4.4%
Aber Diamond Corp.	11,600	355
African Platinum PLC (a)	170,613	68
Alamos Gold, Inc. (a)	1,010,000	3,462
Anglo American PLC ADR	160,900	3,781
Bema Gold Corp. (a)	491,100	1,166
BHP Billiton Ltd. sponsored ADR	462,900	12,637
Carpenter Technology Corp.	40,200	2,082
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Companhia Vale do Rio Doce sponsored ADR	100,400	$ 2,940
Compass Minerals International, Inc.	49,900	1,168
Eldorado Gold Corp. (a)	215,200	571
First Quantum Minerals Ltd.	156,800	2,766
Gabriel Resources Ltd. (a)	157,300	203
Gerdau SA sponsored ADR	91,800	893
Glamis Gold Ltd. (a)	328,400	5,623
Goldcorp, Inc.	600,375	9,551
IPSCO, Inc.	92,800	4,046
Ivanhoe Mines Ltd. (a)	462,800	3,596
Lionore Mining International Ltd. (a)	218,500	1,122
Minefinders Corp. Ltd. (a)	162,300	755
Newmont Mining Corp.	367,500	14,344
Nucor Corp.	64,100	2,924
POSCO sponsored ADR	111,500	4,903
Rio Tinto PLC (Reg.)	141,300	4,307
Shore Gold, Inc. (a)	15,100	60
Teck Cominco Ltd. Class B (sub. vtg.)	84,500	2,851
Xstrata PLC	58,700	1,133
		87,307
TOTAL MATERIALS		123,681
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.2%
Telewest Global, Inc. (a)	151,415	3,449
Wireless Telecommunication Services - 3.4%
America Movil SA de CV Series L sponsored ADR	591,500	35,259
American Tower Corp. Class A (a)	48,300	1,015
Nextel Partners, Inc. Class A (a)	551,978	13,893
NII Holdings, Inc. (a)	241,300	15,429
SpectraSite, Inc. (a)	15,700	1,169
Vodafone Group PLC sponsored ADR	16,100	392
Western Wireless Corp. Class A (a)	19,500	825
		67,982
TOTAL TELECOMMUNICATION SERVICES		71,431
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 0.8%
Electric Utilities - 0.2%
Entergy Corp.	19,600	$ 1,481
Exelon Corp.	34,800	1,786
PG&E Corp.	18,300	687
		3,954
Gas Utilities - 0.3%
Questar Corp.	30,300	1,997
Southern Union Co.	183,500	4,505
		6,502
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	97,600	1,599
TXU Corp.	36,600	3,041
		4,640
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	19,200	1,168
TOTAL UTILITIES		16,264
TOTAL COMMON STOCKS (Cost $1,521,792)		1,739,771
Corporate Bonds - 0.1%
	Principal Amount (000s)(g)
Convertible Bonds - 0.1%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Protein Design Labs, Inc. 2% 2/15/12 (e)	$ 300	320
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	250	345
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
AES Corp. 4.5% 8/15/05	180	180
TOTAL CONVERTIBLE BONDS		845
Corporate Bonds - continued
		Principal Amount (000s)(g)	Value (Note 1) (000s)
Nonconvertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cable & Wireless International Finance 8.625% 3/25/19	GBP	$ 240	$ 465
TOTAL CORPORATE BONDS (Cost $1,331)			1,310
U.S. Treasury Obligations - 1.3%

U.S. Treasury Bonds 5.375% 2/15/31		10,900	12,862
U.S. Treasury Notes:
4.25% 8/15/13		2,210	2,265
4.25% 11/15/13		2,250	2,305
4.25% 8/15/14		2,600	2,662
4.75% 5/15/14		4,700	4,987
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,006)			25,081
Floating Rate Loans - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Charter Communications Operating LLC Tranche B, term loan 6.44% 4/7/11 (f)		825	818
TOTAL FLOATING RATE LOANS (Cost $811)			818
Money Market Funds - 14.7%
		Shares
Fidelity Cash Central Fund, 3.21% (b)		244,718,525	244,719
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)		44,130,863	44,131
TOTAL MONEY MARKET FUNDS (Cost $288,850)			288,850
Cash Equivalents - 0.1%
		Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.91%, dated 6/30/05 due 7/1/05) (Cost $2,630)		2,630	$ 2,630
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $1,839,420)			2,058,460
NET OTHER ASSETS - (4.5)%			(87,960)
NET ASSETS - 100%			$ 1,970,500
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $320,000 or 0.0% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	77.1%
Canada	5.8%
Bermuda	3.4%
Switzerland	2.7%
Mexico	1.8%
United Kingdom	1.5%
Korea (South)	1.1%
Others (individually less than 1%)	6.6%
100.0%
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $3,600,000 all of which will expire on December 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $43,119 and repurchase agreements of $2,630)(cost $1,839,420) - See accompanying schedule		$ 2,058,460
Cash		47
Foreign currency held at value (cost $71)		71
Receivable for investments sold		2,268
Receivable for fund shares sold		19,554
Dividends receivable		1,245
Interest receivable		942
Prepaid expenses		1
Receivable from investment adviser for expense reductions		6
Other receivables		367
Total assets		2,082,961

Liabilities
Payable for investments purchased	$ 63,885
Payable for fund shares redeemed	1,998
Accrued management fee	892
Distribution fees payable	879
Other affiliated payables	401
Other payables and accrued expenses	275
Collateral on securities loaned, at value	44,131
Total liabilities		112,461

Net Assets		$ 1,970,500
Net Assets consist of:
Paid in capital		$ 1,773,792
Accumulated net investment loss		(1,960)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,301)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		218,969
Net Assets		$ 1,970,500

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($419,900 ÷ 28,772 shares)	$ 14.59

Maximum offering price per share (100/94.25 of $14.59)	$ 15.48
Class T: Net Asset Value and redemption price per share ($686,952 ÷ 47,237 shares)	$ 14.54

Maximum offering price per share (100/96.50 of $14.54)	$ 15.07
Class B: Net Asset Value and offering price per share ($187,640 ÷ 13,038 shares) A	$ 14.39

Class C: Net Asset Value and offering price per share ($475,000 ÷ 32,983 shares) A	$ 14.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($201,008 ÷ 13,690 shares)	$ 14.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 5,849
Interest		2,888
Security lending		282
Total income		9,019

Expenses
Management fee	$ 4,106
Transfer agent fees	1,821
Distribution fees	4,034
Accounting and security lending fees	244
Independent trustees' compensation	3
Custodian fees and expenses	131
Registration fees	371
Audit	26
Legal	4
Miscellaneous	4
Total expenses before reductions	10,744
Expense reductions	(325)	10,419
Net investment income (loss)		(1,400)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(16,164)
Foreign currency transactions	96
Total net realized gain (loss)		(16,068)
Change in net unrealized appreciation (depreciation) on: Investment securities	94,799
Assets and liabilities in foreign currencies	(75)
Total change in net unrealized appreciation (depreciation)		94,724
Net gain (loss)		78,656
Net increase (decrease) in net assets resulting from operations		$ 77,256

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,400)	$ (2,694)
Net realized gain (loss)	(16,068)	(4,061)
Change in net unrealized appreciation (depreciation)	94,724	109,094
Net increase (decrease) in net assets resulting from operations	77,256	102,339
Distributions to shareholders from net investment income	-	(206)
Share transactions - net increase (decrease)	863,922	729,179
Total increase (decrease) in net assets	941,178	831,312

Net Assets
Beginning of period	1,029,322	198,010
End of period (including accumulated net investment loss of $1,960 and accumulated net investment loss of $560, respectively)	$ 1,970,500	$ 1,029,322

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.99	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.04)
Net realized and unrealized gain (loss)	.59	2.24	1.87
Total from investment operations	.60	2.21	1.83
Distributions from net investment income	-	(.01)	(.03)
Distributions from net realized gain	-	-	(.01)
Total distributions	-	(.01)	(.04)
Net asset value, end of period	$ 14.59	$ 13.99	$ 11.79
Total Return B, C, D	4.29%	18.76%	18.23%
Ratios to Average Net Assets G
Expenses before expense reductions	1.19% A	1.22%	1.39% A
Expenses net of voluntary waivers, if any	1.19% A	1.22%	1.39% A
Expenses net of all reductions	1.15% A	1.17%	1.28% A
Net investment income (loss)	.10% A	(.26)%	(.81)% A
Supplemental Data
Net assets, end of period (in millions)	$ 420	$ 230	$ 37
Portfolio turnover rate	78% A	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06)	(.05)
Net realized and unrealized gain (loss)	.59	2.25	1.86
Total from investment operations	.58	2.19	1.81
Distributions from net investment income	-	(.01)	(.02)
Distributions from net realized gain	-	-	(.01)
Total distributions	-	(.01)	(.03)
Net asset value, end of period	$ 14.54	$ 13.96	$ 11.78
Total Return B, C, D	4.15%	18.60%	18.08%
Ratios to Average Net Assets G
Expenses before expense reductions	1.41% A	1.43%	1.62% A
Expenses net of voluntary waivers, if any	1.41% A	1.43%	1.62% A
Expenses net of all reductions	1.37% A	1.39%	1.51% A
Net investment income (loss)	(.12)% A	(.48)%	(1.04)% A
Supplemental Data
Net assets, end of period (in millions)	$ 687	$ 325	$ 62
Portfolio turnover rate	78% A	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.85	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.13)	(.07)
Net realized and unrealized gain (loss)	.59	2.23	1.85
Total from investment operations	.54	2.10	1.78
Distributions from net investment income	-	(.01)	(.01)
Distributions from net realized gain	-	-	(.01)
Total distributions	-	(.01)	(.02)
Net asset value, end of period	$ 14.39	$ 13.85	$ 11.76
Total Return B, C, D	3.90%	17.87%	17.75%
Ratios to Average Net Assets G
Expenses before expense reductions	2.02% A	2.02%	2.19% A
Expenses net of voluntary waivers, if any	2.00% A	2.02%	2.19% A
Expenses net of all reductions	1.96% A	1.97%	2.08% A
Net investment income (loss)	(.71)% A	(1.06)%	(1.61)% A
Supplemental Data
Net assets, end of period (in millions)	$ 188	$ 109	$ 27
Portfolio turnover rate	78% A	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.12)	(.07)
Net realized and unrealized gain (loss)	.58	2.23	1.85
Total from investment operations	.54	2.11	1.78
Distributions from net investment income	-	(.01)	(.01)
Distributions from net realized gain	-	-	(.01)
Total distributions	-	(.01)	(.02)
Net asset value, end of period	$ 14.40	$ 13.86	$ 11.76
Total Return B, C, D	3.90%	17.95%	17.77%
Ratios to Average Net Assets G
Expenses before expense reductions	1.92% A	1.94%	2.14% A
Expenses net of voluntary waivers, if any	1.92% A	1.94%	2.14% A
Expenses net of all reductions	1.88% A	1.89%	2.03% A
Net investment income (loss)	(.63)% A	(.98)%	(1.55)% A
Supplemental Data
Net assets, end of period (in millions)	$ 475	$ 246	$ 49
Portfolio turnover rate	78% A	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.05	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.01	(.02)
Net realized and unrealized gain (loss)	.60	2.26	1.86
Total from investment operations	.63	2.27	1.84
Distributions from net investment income	-	(.01)	(.04)
Distributions from net realized gain	-	-	(.01)
Total distributions	-	(.01)	(.05)
Net asset value, end of period	$ 14.68	$ 14.05	$ 11.79
Total Return B, C	4.48%	19.27%	18.31%
Ratios to Average Net Assets F
Expenses before expense reductions	.85% A	.86%	1.07% A
Expenses net of voluntary waivers, if any	.85% A	.86%	1.07% A
Expenses net of all reductions	.81% A	.82%	.96% A
Net investment income (loss)	.44% A	.10%	(.49)% A
Supplemental Data
Net assets, end of period (in millions)	$ 201	$ 120	$ 23
Portfolio turnover rate	78% A	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 31, 2003 (commencement of operations) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor New Insights Fund (the fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 249,810
Unrealized depreciation	(32,411)
Net unrealized appreciation (depreciation)	$ 217,399
Cost for federal income tax purposes	$ 1,841,061

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,208,721 and $494,388, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 383	$ 2
Class T	.25%	.25%	1,207	80
Class B	.75%	.25%	721	542
Class C	.75%	.25%	1,723	966
			$ 4,034	$ 1,590

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 597
Class T	169
Class B *	106
Class C *	36
$ 908

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 414	.27 *
Class T	583	.24 *
Class B	250	.34 *
Class C	434	.25 *
Institutional Class	140	.18 *
	$ 1,821

* Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,344 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $38 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	2.00%	$ 8

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $316 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2005	Year ended December 31, 2004
From net investment income
Class A	$ -	$ 38
Class T	-	64
Class B	-	28
Class C	-	52
Institutional Class	-	24
Total	$ -	$ 206

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2005	Year ended December 31, 2004	Six months ended June 30, 2005	Year ended December 31, 2004
Class A
Shares sold	13,813	14,442	$ 193,959	$ 186,266
Reinvestment of distributions	-	3	-	32
Shares redeemed	(1,511)	(1,138)	(21,164)	(14,313)
Net increase (decrease)	12,302	13,307	$ 172,795	$ 171,985
Class T
Shares sold	25,691	19,345	$ 359,109	$ 246,887
Reinvestment of distributions	-	5	-	59
Shares redeemed	(1,734)	(1,331)	(24,183)	(16,882)
Net increase (decrease)	23,957	18,019	$ 334,926	$ 230,064
Class B
Shares sold	5,859	5,963	$ 81,026	$ 75,522
Reinvestment of distributions	-	2	-	19
Shares redeemed	(661)	(415)	(9,133)	(5,241)
Net increase (decrease)	5,198	5,550	$ 71,893	$ 70,300
Class C
Shares sold	16,591	14,235	$ 229,969	$ 180,974
Reinvestment of distributions	-	3	-	35
Shares redeemed	(1,345)	(640)	(18,461)	(8,022)
Net increase (decrease)	15,246	13,598	$ 211,508	$ 172,987
Institutional Class
Shares sold	5,632	6,867	$ 79,086	$ 87,943
Reinvestment of distributions	-	1	-	11
Shares redeemed	(448)	(322)	(6,286)	(4,111)
Net increase (decrease)	5,184	6,546	$ 72,800	$ 83,843

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 19, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,233,274,660.19	68.528
Against	5,296,799,647.67	22.362
Abstain	882,603,665.94	3.725
Broker Non-Votes	1,275,700,696.03	5.385
TOTAL	23,688,378,669.83	100.000
PROPOSAL 2
To elect a Board of Trustees. *
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	21,964,545,020.52	92.723
Withheld	1,723,833,649.31	7.277
TOTAL	23,688,378,669.83	100.000
Dennis J. Dirks
Affirmative	22,473,495,368.70	94.871
Withheld	1,214,883,301.13	5.129
TOTAL	23,688,378,669.83	100.000
Robert M. Gates
Affirmative	22,429,215,739.51	94.684
Withheld	1,259,162,930.32	5.316
TOTAL	23,688,378,669.83	100.000
George H. Heilmeier
Affirmative	22,427,222,693.12	94.676
Withheld	1,261,155,976.71	5.324
TOTAL	23,688,378,669.83	100.000
Abigail P. Johnson
Affirmative	22,344,921,447.52	94.329
Withheld	1,343,457,222.31	5.671
TOTAL	23,688,378,669.83	100.000
Edward C. Johnson 3d
Affirmative	22,331,899,258.73	94.274
Withheld	1,356,479,411.10	5.726
TOTAL	23,688,378,669.83	100.000
Marie L. Knowles
Affirmative	22,457,370,997.41	94.803
Withheld	1,231,007,672.42	5.197
TOTAL	23,688,378,669.83	100.000
Ned C. Lautenbach
Affirmative	22,461,566,287.67	94.821
Withheld	1,226,812,382.16	5.179
TOTAL	23,688,378,669.83	100.000
Marvin L. Mann
Affirmative	22,418,349,134.25	94.639
Withheld	1,270,029,535.58	5.361
TOTAL	23,688,378,669.83	100.000
William O. McCoy
Affirmative	22,421,999,778.88	94.654
Withheld	1,266,378,890.95	5.346
TOTAL	23,688,378,669.83	100.000
Robert L. Reynolds
Affirmative	22,450,709,253.08	94.775
Withheld	1,237,669,416.75	5.225
TOTAL	23,688,378,669.83	100.000
Cornelia M. Small
Affirmative	22,437,020,012.08	94.717
Withheld	1,251,358,657.75	5.283
TOTAL	23,688,378,669.83	100.000
William S. Stavropoulos
Affirmative	22,435,472,051.80	94.711
Withheld	1,252,906,618.03	5.289
TOTAL	23,688,378,669.83	100.000
Kenneth L. Wolfe
Affirmative	22,441,579,247.31	94.737
Withheld	1,246,799,422.52	5.263
TOTAL	23,688,378,669.83	100.000
* Denotes trust-wide proposals and voting results.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ANIF-USAN-0805
1.803541.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

New Insights

Fund - Institutional Class

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Class A
Actual	$ 1,000.00	$ 1,042.90	$ 6.03
Hypothetical A	$ 1,000.00	$ 1,018.89	$ 5.96
Class T
Actual	$ 1,000.00	$ 1,041.50	$ 7.14
Hypothetical A	$ 1,000.00	$ 1,017.80	$ 7.05
Class B
Actual	$ 1,000.00	$ 1,039.00	$ 10.11
Hypothetical A	$ 1,000.00	$ 1,014.88	$ 9.99
Class C
Actual	$ 1,000.00	$ 1,039.00	$ 9.71
Hypothetical A	$ 1,000.00	$ 1,015.27	$ 9.59
Institutional Class
Actual	$ 1,000.00	$ 1,044.80	$ 4.31
Hypothetical A	$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.19%
Class T	1.41%
Class B	2.00%
Class C	1.92%
Institutional Class	.85%

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	3.3	2.9
Google, Inc. Class A (sub. vtg.)	3.0	1.9
EnCana Corp.	2.4	1.3
Marvell Technology Group Ltd.	2.3	3.7
America Movil SA de CV Series L sponsored ADR	1.8	2.7
Yahoo!, Inc.	1.6	2.6
Exxon Mobil Corp.	1.6	0.7
Aetna, Inc.	1.6	1.5
Berkshire Hathaway, Inc. Class A	1.5	1.4
Roche Holding AG (participation certificate)	1.5	1.7
	20.6
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.6	23.6
Health Care	15.1	11.6
Energy	13.6	8.9
Financials	11.7	8.3
Consumer Discretionary	10.4	12.8
Asset Allocation (% of fund's net assets)
As of June 30, 2005 *		As of December 31, 2004 **
	Stocks 88.3%		Stocks 92.2%
	Bonds 1.3%		Bonds 1.0%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 10.3%		Short-Term Investments and Net Other Assets 6.7%
* Foreign investments	22.9%	** Foreign investments	27.6%

Semiannual Report

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.2%
Bridgestone Corp. (d)	52,000	$ 1,001
Midas, Inc. (a)	100,000	2,300
		3,301
Automobiles - 0.2%
Honda Motor Co. Ltd.	9,100	448
Toyota Motor Corp.	95,100	3,399
		3,847
Distributors - 0.0%
Li & Fung Ltd.	550,000	1,143
Diversified Consumer Services - 0.4%
Educate, Inc.	22,800	323
Education Management Corp. (a)	48,300	1,629
Laureate Education, Inc. (a)	88,900	4,255
Regis Corp.	17,800	696
Weight Watchers International, Inc. (a)	22,500	1,161
		8,064
Hotels, Restaurants & Leisure - 4.1%
Ambassadors Group, Inc.	13,019	484
Aristocrat Leisure Ltd.	351,700	3,107
Boyd Gaming Corp.	76,700	3,922
Choice Hotels International, Inc.	2,600	171
Domino's Pizza, Inc.	90,100	2,006
Four Seasons Hotels, Inc. (ltd. vtg.) (d)	28,000	1,849
Gaming VC Holdings SA	16,689	168
Hilton Group PLC	150,470	772
Kerzner International Ltd. (a)	14,000	797
Las Vegas Sands Corp. (d)	83,200	2,974
Life Time Fitness, Inc.	13,500	443
MGM MIRAGE (a)	106,100	4,199
P.F. Chang's China Bistro, Inc. (a)	62,100	3,663
Panera Bread Co. Class A (a)	100,964	6,268
Papa John's International, Inc. (a)	149,759	5,986
Penn National Gaming, Inc. (a)	37,000	1,351
Red Robin Gourmet Burgers, Inc. (a)	75,253	4,664
Shuffle Master, Inc. (a)(d)	83,900	2,352
Starbucks Corp. (a)	132,900	6,866
Station Casinos, Inc.	324,000	21,514
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Wendy's International, Inc.	5,400	$ 257
Wynn Resorts Ltd. (a)(d)	139,000	6,571
		80,384
Household Durables - 1.0%
D.R. Horton, Inc.	5,200	196
Fortune Brands, Inc.	43,700	3,881
Fourlis Holdings SA (a)	500,000	4,175
Hovnanian Enterprises, Inc. Class A (a)	17,100	1,115
Jarden Corp. (a)	9,600	518
KB Home	38,800	2,958
Tempur-Pedic International, Inc. (a)	214,400	4,755
Toll Brothers, Inc. (a)	19,900	2,021
		19,619
Internet & Catalog Retail - 0.1%
Blue Nile, Inc.	21,500	703
IAC/InterActiveCorp (a)	43,300	1,041
		1,744
Media - 1.0%
Citadel Broadcasting Corp. (a)	500	6
Getty Images, Inc. (a)	34,900	2,592
Harte-Hanks, Inc.	20,900	621
McGraw-Hill Companies, Inc.	36,800	1,628
NTL, Inc. (a)	22,200	1,519
Pixar (a)	87,588	4,384
Rogers Communications, Inc. Class B (non-vtg.)	55,900	1,834
SBS Broadcasting SA (a)	30,500	1,437
Sirius Satellite Radio, Inc. (a)(d)	639,100	4,141
XM Satellite Radio Holdings, Inc. Class A (a)	50,500	1,700
		19,862
Multiline Retail - 0.6%
Dollar General Corp.	25,700	523
Marks & Spencer Group PLC	63,000	407
Nordstrom, Inc.	23,500	1,597
Sears Holdings Corp. (a)	16,800	2,518
Target Corp.	129,400	7,041
		12,086
Specialty Retail - 2.0%
AC Moore Arts & Crafts, Inc. (a)	28,700	907
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
American Eagle Outfitters, Inc.	18,500	$ 567
Bakers Footwear Group, Inc. (a)	105,600	1,156
bebe Stores, Inc.	131,775	3,488
Bed Bath & Beyond, Inc. (a)	72,100	3,012
Best Buy Co., Inc.	30,400	2,084
Build-A-Bear Workshop, Inc. (d)	13,500	317
Chico's FAS, Inc. (a)	248,600	8,522
DSW, Inc. Class A	2,200	55
Guitar Center, Inc. (a)	3,000	175
Hennes & Mauritz AB (H&M) (B Shares)	58,100	2,047
Inditex SA	9,700	250
Office Depot, Inc. (a)	40,400	923
Signet Group PLC	86,648	169
Staples, Inc.	210,100	4,479
The Children's Place Retail Stores, Inc. (a)	29,800	1,391
TJX Companies, Inc.	73,600	1,792
Urban Outfitters, Inc. (a)	127,200	7,211
Wet Seal, Inc. Class A (a)(d)	300,000	2,036
Zumiez, Inc.	800	23
		40,604
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc. (a)	3,300	193
Coach, Inc. (a)	319,700	10,732
Hartmarx Corp. (a)	299,500	3,016
Phillips-Van Heusen Corp.	10,500	343
Polo Ralph Lauren Corp. Class A	18,600	802
Volcom, Inc.	1,700	46
		15,132
TOTAL CONSUMER DISCRETIONARY		205,786
CONSUMER STAPLES - 4.9%
Beverages - 1.2%
Corby Distilleries Ltd. Class A	20,000	1,159
Diageo PLC sponsored ADR	40,300	2,390
Hansen Natural Corp. (a)(d)	156,100	13,225
Jones Soda Co. (a)	310,890	1,865
PepsiCo, Inc.	93,700	5,053
		23,692
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.4%
Tesco PLC	191,885	$ 1,096
United Natural Foods, Inc. (a)	38,200	1,160
Wal-Mart de Mexico SA de CV Series V	174,739	710
Walgreen Co.	363,400	16,713
Whole Foods Market, Inc.	67,785	8,019
		27,698
Food Products - 1.0%
Hershey Co.	68,200	4,235
Kellogg Co.	37,100	1,649
Lindt & Spruengli AG	93	1,425
Nestle SA (Reg.)	9,090	2,326
TreeHouse Foods, Inc. (a)	132,100	3,766
Wm. Wrigley Jr. Co.	76,200	5,246
		18,647
Household Products - 0.6%
Procter & Gamble Co.	219,300	11,568
Personal Products - 0.7%
Avon Products, Inc.	227,200	8,600
Gillette Co.	115,200	5,833
Herbalife Ltd.	9,100	197
		14,630
TOTAL CONSUMER STAPLES		96,235
ENERGY - 13.6%
Energy Equipment & Services - 0.7%
Halliburton Co.	75,900	3,630
Schlumberger Ltd. (NY Shares)	145,200	11,026
Smith International, Inc.	3,592	229
Tenaris SA sponsored ADR	1,300	102
		14,987
Oil, Gas & Consumable Fuels - 12.9%
Apache Corp.	48,000	3,101
Arch Coal, Inc.	25,000	1,362
BG Group PLC sponsored ADR	23,000	957
Bill Barrett Corp.	43,100	1,275
Blackrock Ventures, Inc. (a)	379,500	3,054
BP PLC sponsored ADR	246,200	15,358
Burlington Resources, Inc.	166,900	9,220
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cairn Energy PLC (a)	25,300	$ 611
China Petroleum & Chemical Corp. sponsored ADR	22,000	858
CONSOL Energy, Inc.	121,900	6,531
Devon Energy Corp.	121,500	6,158
EnCana Corp.	1,206,200	47,581
Encore Acquisition Co. (a)	70,892	2,907
Energy Partners Ltd. (a)	7,400	194
ENI Spa sponsored ADR	12,300	1,577
EOG Resources, Inc.	252,100	14,319
Exxon Mobil Corp.	536,800	30,850
Forest Oil Corp. (a)	10,400	437
Imperial Oil Ltd.	28,100	2,340
Kick Energy Corp. (a)	846,900	6,117
McMoRan Exploration Co. (a)(d)	25,400	496
Murphy Oil Corp.	365,000	19,064
Newfield Exploration Co. (a)	60,000	2,393
Noble Energy, Inc.	43,858	3,318
Peabody Energy Corp.	70,100	3,648
PetroChina Co. Ltd. sponsored ADR (d)	96,800	7,110
Plains Exploration & Production Co. (a)	19,900	707
Premcor, Inc.	134,500	9,977
Quicksilver Resources, Inc. (a)	140,000	8,950
Range Resources Corp.	39,000	1,049
Sasol Ltd.	56,900	1,547
Talisman Energy, Inc.	91,100	3,413
Total SA sponsored ADR	84,900	9,921
Ultra Petroleum Corp. (a)	84,000	2,550
Valero Energy Corp.	226,800	17,942
XTO Energy, Inc.	203,700	6,924
		253,816
TOTAL ENERGY		268,803
FINANCIALS - 11.7%
Capital Markets - 1.5%
Charles Schwab Corp.	522,700	5,896
Goldman Sachs Group, Inc.	70,500	7,192
Greenhill & Co., Inc.	4,900	198
Janus Capital Group, Inc.	69,600	1,047
Lazard Ltd. Class A	19,400	451
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Legg Mason, Inc.	42,200	$ 4,393
Lehman Brothers Holdings, Inc.	97,600	9,690
Morgan Stanley	7,400	388
		29,255
Commercial Banks - 1.2%
Allied Irish Banks PLC	100,900	2,167
Bank of the Ozarks, Inc.	39,100	1,284
Center Financial Corp., California	50,000	1,242
HDFC Bank Ltd.	41,500	607
HSBC Holdings PLC sponsored ADR	14,302	1,139
M&T Bank Corp.	104,600	11,000
Marshall & Ilsley Corp.	28,700	1,276
Wells Fargo & Co.	69,200	4,261
Westcorp	8,500	446
		23,422
Consumer Finance - 1.0%
American Express Co.	209,800	11,168
SLM Corp.	147,100	7,473
		18,641
Diversified Financial Services - 0.5%
Archipelago Holdings, Inc.	24,600	957
Brascan Corp. Class A (ltd. vtg.)	15,350	586
Chicago Mercantile Exchange Holdings, Inc. Class A	6,900	2,039
Moody's Corp.	146,600	6,591
		10,173
Insurance - 5.8%
ACE Ltd.	17,800	798
AFLAC, Inc.	43,900	1,900
Allstate Corp.	395,700	23,643
American International Group, Inc.	129,400	7,518
Assurant, Inc.	123,700	4,466
Berkshire Hathaway, Inc. Class A (a)	342	28,557
Everest Re Group Ltd.	59,400	5,524
Fidelity National Financial, Inc.	16,700	596
Genworth Financial, Inc. Class A (non-vtg.)	58,600	1,771
Markel Corp. (a)	2,000	678
Mercury General Corp.	17,600	960
MetLife, Inc.	289,400	13,006
MetLife, Inc. unit	80,000	2,098
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Montpelier Re Holdings Ltd.	9,700	$ 335
PartnerRe Ltd.	20,800	1,340
Platinum Underwriters Holdings Ltd.	41,300	1,314
ProAssurance Corp. (a)	5,000	209
Progressive Corp.	42,000	4,150
Prudential Financial, Inc.	87,100	5,719
RenaissanceRe Holdings Ltd.	47,100	2,319
The Chubb Corp.	56,500	4,837
W.R. Berkley Corp.	51,574	1,840
White Mountains Insurance Group Ltd.	1,305	823
		114,401
Real Estate - 1.0%
CB Richard Ellis Group, Inc. Class A	88,600	3,886
CBL & Associates Properties, Inc.	33,000	1,421
Crescent Real Estate Equities Co.	27,200	510
Equity Office Properties Trust	72,800	2,410
Equity Residential (SBI)	18,600	685
General Growth Properties, Inc.	63,300	2,601
Global Signal, Inc.	69,900	2,632
KKR Financial Corp.	6,200	155
Vornado Realty Trust	62,200	5,001
		19,301
Thrifts & Mortgage Finance - 0.7%
Golden West Financial Corp., Delaware	214,200	13,790
Hudson City Bancorp, Inc.	75,000	856
		14,646
TOTAL FINANCIALS		229,839
HEALTH CARE - 15.1%
Biotechnology - 4.2%
Affymetrix, Inc. (a)	39,200	2,114
Amgen, Inc. (a)	34,300	2,074
Celgene Corp. (a)	41,200	1,680
Genentech, Inc. (a)	809,000	64,937
Gilead Sciences, Inc. (a)	155,100	6,823
GTx, Inc. (a)(d)	25,000	249
Idenix Pharmaceuticals, Inc. (d)	39,200	850
Invitrogen Corp. (a)	6,400	533
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
MannKind Corp. (d)	58,100	$ 584
Protein Design Labs, Inc. (a)	100	2
Seattle Genetics, Inc. (a)	25,800	138
Techne Corp. (a)	24,100	1,106
ViaCell, Inc.	87,800	935
		82,025
Health Care Equipment & Supplies - 4.1%
Alcon, Inc.	88,200	9,645
American Medical Systems Holdings, Inc. (a)	7,400	153
Aspect Medical Systems, Inc. (a)	7,300	217
Bausch & Lomb, Inc.	7,200	598
C.R. Bard, Inc.	53,000	3,525
DENTSPLY International, Inc.	157,400	8,500
DJ Orthopedics, Inc. (a)	111,400	3,056
Fisher Scientific International, Inc. (a)	31,604	2,051
Foxhollow Technologies, Inc. (d)	27,400	1,049
Gen-Probe, Inc. (a)	69,100	2,503
Immucor, Inc. (a)	4,900	142
IntraLase Corp.	41,800	820
Intuitive Surgical, Inc. (a)	101,700	4,743
IRIS International, Inc. (a)	477,500	8,500
Kinetic Concepts, Inc. (a)	43,800	2,628
Kyphon, Inc. (a)	15,000	522
Laserscope, Inc. (a)	14,700	609
Medtronic, Inc.	239,600	12,409
Mentor Corp.	35,800	1,485
Neurometrix, Inc.	5,400	108
Nobel Biocare Holding AG (Switzerland)	17,856	3,622
NuVasive, Inc.	58,900	979
St. Jude Medical, Inc. (a)	122,000	5,320
Syneron Medical Ltd.	25,200	922
Synthes, Inc.	47,565	5,222
Ventana Medical Systems, Inc. (a)	42,500	1,710
		81,038
Health Care Providers & Services - 3.9%
Advisory Board Co. (a)	8,500	414
Aetna, Inc.	366,500	30,354
American Healthways, Inc. (a)	89,300	3,775
Caremark Rx, Inc. (a)	84,500	3,762
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc. (a)	11,200	$ 560
HCA, Inc.	34,100	1,932
Health Net, Inc. (a)	46,700	1,782
Matria Healthcare, Inc. (a)	19,700	635
Merge Technologies, Inc. (a)	17,300	324
Molina Healthcare, Inc. (a)	1,700	75
Patterson Companies, Inc. (a)	166,200	7,492
UnitedHealth Group, Inc.	409,300	21,341
VCA Antech, Inc. (a)	15,200	369
WebMD Corp. (a)	9,200	94
WellPoint, Inc. (a)	53,900	3,754
		76,663
Pharmaceuticals - 2.9%
Abbott Laboratories	30,500	1,495
American Pharmaceutical Partners, Inc. (a)	13,700	565
Barr Pharmaceuticals, Inc. (a)	4,000	195
Cypress Bioscience, Inc. (a)	11,800	156
IVAX Corp. (a)	35,000	753
Johnson & Johnson	130,100	8,457
Kos Pharmaceuticals, Inc. (a)	7,000	459
Novartis AG sponsored ADR	121,600	5,769
Roche Holding AG (participation certificate)	225,506	28,539
Sanofi-Aventis sponsored ADR	68,900	2,824
Schering-Plough Corp.	346,300	6,600
Sepracor, Inc. (a)	7,700	462
Shire Pharmaceuticals Group PLC sponsored ADR	900	30
Teva Pharmaceutical Industries Ltd. sponsored ADR	39,100	1,218
		57,522
TOTAL HEALTH CARE		297,248
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.1%
Rockwell Collins, Inc.	15,900	758
United Technologies Corp.	38,000	1,951
		2,709
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	97,600	$ 5,680
EGL, Inc. (a)	9,600	195
		5,875
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	141,100	6,327
Southwest Airlines Co.	22,100	308
		6,635
Commercial Services & Supplies - 0.3%
Aramark Corp. Class B	28,200	744
Corporate Executive Board Co.	3,400	266
Equifax, Inc.	27,800	993
PeopleSupport, Inc.	5,200	47
PHH Corp. (a)	6,570	169
Resources Connection, Inc. (a)	98,500	2,288
Robert Half International, Inc.	33,200	829
Services Acquisition Corp. International unit (a)	4,600	37
		5,373
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	52,600	2,959
URS Corp. (a)	19,400	725
		3,684
Electrical Equipment - 1.0%
American Power Conversion Corp.	256,800	6,058
Cooper Industries Ltd. Class A	138,000	8,818
Evergreen Solar, Inc. (a)	9,600	62
Motech Industries, Inc.	145,000	2,055
SolarWorld AG	25,600	2,246
Ultralife Batteries, Inc. (a)	53,100	858
		20,097
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	17,600	1,208
General Electric Co.	40,600	1,407
Hutchison Whampoa Ltd.	257,000	2,323
Siemens AG sponsored ADR	10,500	763
		5,701
Machinery - 2.3%
A.S.V., Inc. (a)	26,500	1,074
Bucyrus International, Inc. Class A	15,600	592
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Caterpillar, Inc.	48,700	$ 4,642
Cummins, Inc.	31,200	2,328
Danaher Corp.	357,400	18,706
IDEX Corp.	3,700	143
Joy Global, Inc.	72,850	2,447
PACCAR, Inc.	183,350	12,468
Volvo AB sponsored ADR	66,900	2,713
		45,113
Road & Rail - 0.4%
Canadian National Railway Co.	67,800	3,911
Heartland Express, Inc.	4,050	79
Knight Transportation, Inc.	26,620	648
Landstar System, Inc. (a)	78,500	2,364
		7,002
Trading Companies & Distributors - 0.1%
Fastenal Co.	9,600	588
Mitsui & Co. Ltd.	81,000	767
		1,355
TOTAL INDUSTRIALS		103,544
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 1.2%
Comverse Technology, Inc. (a)	120,100	2,840
Corning, Inc. (a)	163,900	2,724
ECI Telecom Ltd. (a)	89,600	744
Foxconn International Holdings Ltd.	478,000	357
Harris Corp.	39,600	1,236
Ixia (a)	513,500	9,982
Motorola, Inc.	19,400	354
Nokia Corp. sponsored ADR	272,000	4,526
TomTom Group BV	37,600	825
		23,588
Computers & Peripherals - 3.0%
Apple Computer, Inc. (a)	541,200	19,922
Dell, Inc. (a)	101,100	3,994
EMC Corp. (a)	224,900	3,083
Hewlett-Packard Co.	837,700	19,694
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Logitech International SA sponsored ADR (a)	4,000	$ 255
Network Appliance, Inc. (a)	393,100	11,113
		58,061
Electronic Equipment & Instruments - 0.6%
Amphenol Corp. Class A	40,400	1,623
Cogent, Inc.	35,500	1,014
FARO Technologies, Inc. (a)	31,800	867
FLIR Systems, Inc. (a)	122,382	3,652
Hon Hai Precision Industries Co. Ltd.	775,049	4,025
Nidec Corp.	3,900	413
Trimble Navigation Ltd. (a)	19,600	764
		12,358
Internet Software & Services - 5.1%
aQuantive, Inc. (a)	20,100	356
Equinix, Inc. (a)	2,700	117
Google, Inc. Class A (sub. vtg.)	200,300	58,918
Marchex, Inc. Class B (a)(d)	53,900	811
Openwave Systems, Inc. (a)	43,400	712
VeriSign, Inc. (a)	36,800	1,058
Websense, Inc. (a)	24,343	1,170
WebSideStory, Inc.	350,000	5,131
Yahoo!, Inc. (a)	925,300	32,062
		100,335
IT Services - 2.0%
Alliance Data Systems Corp. (a)	43,200	1,752
Cognizant Technology Solutions Corp. Class A (a)	141,414	6,665
Fiserv, Inc. (a)	78,000	3,350
Global Payments, Inc.	6,900	468
Infosys Technologies Ltd. sponsored ADR	202,800	15,711
Ness Technologies, Inc.	115,700	1,229
SRA International, Inc. Class A (a)	187,400	6,507
TALX Corp.	135,000	3,903
VeriFone Holdings, Inc.	16,200	263
Wright Express Corp.	15,000	277
		40,125
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Canon, Inc.	9,300	$ 489
Zebra Technologies Corp. Class A (a)	11,000	482
		971
Semiconductors & Semiconductor Equipment - 3.3%
Broadcom Corp. Class A (a)	64,000	2,273
FormFactor, Inc. (a)	19,700	520
International Rectifier Corp. (a)	7,500	358
Lam Research Corp. (a)	23,600	683
Marvell Technology Group Ltd. (a)	1,186,900	45,150
Microchip Technology, Inc.	14,700	435
O2Micro International Ltd. (a)	3,000	42
Samsung Electronics Co. Ltd.	30,406	14,520
SigmaTel, Inc. (a)	19,100	328
Tessera Technologies, Inc. (a)	30,500	1,019
Volterra Semiconductor Corp.	22,400	334
		65,662
Software - 1.3%
Activision, Inc. (a)	317,966	5,253
Adobe Systems, Inc.	153,806	4,402
Altiris, Inc. (a)	61,900	909
Autodesk, Inc.	68,300	2,347
Blackboard, Inc.	3,200	77
Check Point Software Technologies Ltd. (a)	5,600	111
Cognos, Inc. (a)	59,200	2,022
FileNET Corp. (a)	53,300	1,340
JAMDAT Mobile, Inc.	54,100	1,497
Kronos, Inc. (a)	7,052	285
McAfee, Inc. (a)	22,500	589
MICROS Systems, Inc. (a)	11,500	515
Microsoft Corp.	17,000	422
NAVTEQ Corp.	93,000	3,458
NDS Group PLC sponsored ADR (a)	16,200	540
Quality Systems, Inc. (d)	12,258	581
Salesforce.com, Inc.	13,000	266
SAP AG sponsored ADR	7,900	342
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)	30,000	$ 764
THQ, Inc. (a)	4,100	120
		25,840
TOTAL INFORMATION TECHNOLOGY		326,940
MATERIALS - 6.3%
Chemicals - 1.2%
Bayer AG	38,500	1,281
Crompton Corp.	132,100	1,869
Dow Chemical Co.	54,000	2,405
Great Lakes Chemical Corp.	52,100	1,640
Monsanto Co.	2,900	182
Nalco Holding Co.	72,500	1,423
Potash Corp. of Saskatchewan	19,800	1,890
Praxair, Inc.	240,800	11,221
Rohm & Haas Co.	20,200	936
Westlake Chemical Corp.	19,200	470
		23,317
Construction Materials - 0.4%
Cemex SA de CV sponsored ADR	4,480	190
Eagle Materials, Inc.	21,100	1,954
Florida Rock Industries, Inc.	14,100	1,034
Headwaters, Inc. (a)	5,300	182
Lafarge North America, Inc.	5,800	362
Lafarge SA (Bearer)	10,600	967
Martin Marietta Materials, Inc.	2,000	138
Rinker Group Ltd.	201,181	2,145
		6,972
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	242,900	6,085
Metals & Mining - 4.4%
Aber Diamond Corp.	11,600	355
African Platinum PLC (a)	170,613	68
Alamos Gold, Inc. (a)	1,010,000	3,462
Anglo American PLC ADR	160,900	3,781
Bema Gold Corp. (a)	491,100	1,166
BHP Billiton Ltd. sponsored ADR	462,900	12,637
Carpenter Technology Corp.	40,200	2,082
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Companhia Vale do Rio Doce sponsored ADR	100,400	$ 2,940
Compass Minerals International, Inc.	49,900	1,168
Eldorado Gold Corp. (a)	215,200	571
First Quantum Minerals Ltd.	156,800	2,766
Gabriel Resources Ltd. (a)	157,300	203
Gerdau SA sponsored ADR	91,800	893
Glamis Gold Ltd. (a)	328,400	5,623
Goldcorp, Inc.	600,375	9,551
IPSCO, Inc.	92,800	4,046
Ivanhoe Mines Ltd. (a)	462,800	3,596
Lionore Mining International Ltd. (a)	218,500	1,122
Minefinders Corp. Ltd. (a)	162,300	755
Newmont Mining Corp.	367,500	14,344
Nucor Corp.	64,100	2,924
POSCO sponsored ADR	111,500	4,903
Rio Tinto PLC (Reg.)	141,300	4,307
Shore Gold, Inc. (a)	15,100	60
Teck Cominco Ltd. Class B (sub. vtg.)	84,500	2,851
Xstrata PLC	58,700	1,133
		87,307
TOTAL MATERIALS		123,681
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.2%
Telewest Global, Inc. (a)	151,415	3,449
Wireless Telecommunication Services - 3.4%
America Movil SA de CV Series L sponsored ADR	591,500	35,259
American Tower Corp. Class A (a)	48,300	1,015
Nextel Partners, Inc. Class A (a)	551,978	13,893
NII Holdings, Inc. (a)	241,300	15,429
SpectraSite, Inc. (a)	15,700	1,169
Vodafone Group PLC sponsored ADR	16,100	392
Western Wireless Corp. Class A (a)	19,500	825
		67,982
TOTAL TELECOMMUNICATION SERVICES		71,431
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 0.8%
Electric Utilities - 0.2%
Entergy Corp.	19,600	$ 1,481
Exelon Corp.	34,800	1,786
PG&E Corp.	18,300	687
		3,954
Gas Utilities - 0.3%
Questar Corp.	30,300	1,997
Southern Union Co.	183,500	4,505
		6,502
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	97,600	1,599
TXU Corp.	36,600	3,041
		4,640
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	19,200	1,168
TOTAL UTILITIES		16,264
TOTAL COMMON STOCKS (Cost $1,521,792)		1,739,771
Corporate Bonds - 0.1%
	Principal Amount (000s)(g)
Convertible Bonds - 0.1%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Protein Design Labs, Inc. 2% 2/15/12 (e)	$ 300	320
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	250	345
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
AES Corp. 4.5% 8/15/05	180	180
TOTAL CONVERTIBLE BONDS		845
Corporate Bonds - continued
		Principal Amount (000s)(g)	Value (Note 1) (000s)
Nonconvertible Bonds - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cable & Wireless International Finance 8.625% 3/25/19	GBP	$ 240	$ 465
TOTAL CORPORATE BONDS (Cost $1,331)			1,310
U.S. Treasury Obligations - 1.3%

U.S. Treasury Bonds 5.375% 2/15/31		10,900	12,862
U.S. Treasury Notes:
4.25% 8/15/13		2,210	2,265
4.25% 11/15/13		2,250	2,305
4.25% 8/15/14		2,600	2,662
4.75% 5/15/14		4,700	4,987
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,006)			25,081
Floating Rate Loans - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Charter Communications Operating LLC Tranche B, term loan 6.44% 4/7/11 (f)		825	818
TOTAL FLOATING RATE LOANS (Cost $811)			818
Money Market Funds - 14.7%
		Shares
Fidelity Cash Central Fund, 3.21% (b)		244,718,525	244,719
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)		44,130,863	44,131
TOTAL MONEY MARKET FUNDS (Cost $288,850)			288,850
Cash Equivalents - 0.1%
		Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.91%, dated 6/30/05 due 7/1/05) (Cost $2,630)		2,630	$ 2,630
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $1,839,420)			2,058,460
NET OTHER ASSETS - (4.5)%			(87,960)
NET ASSETS - 100%			$ 1,970,500
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $320,000 or 0.0% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	77.1%
Canada	5.8%
Bermuda	3.4%
Switzerland	2.7%
Mexico	1.8%
United Kingdom	1.5%
Korea (South)	1.1%
Others (individually less than 1%)	6.6%
100.0%
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $3,600,000 all of which will expire on December 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $43,119 and repurchase agreements of $2,630)(cost $1,839,420) - See accompanying schedule		$ 2,058,460
Cash		47
Foreign currency held at value (cost $71)		71
Receivable for investments sold		2,268
Receivable for fund shares sold		19,554
Dividends receivable		1,245
Interest receivable		942
Prepaid expenses		1
Receivable from investment adviser for expense reductions		6
Other receivables		367
Total assets		2,082,961

Liabilities
Payable for investments purchased	$ 63,885
Payable for fund shares redeemed	1,998
Accrued management fee	892
Distribution fees payable	879
Other affiliated payables	401
Other payables and accrued expenses	275
Collateral on securities loaned, at value	44,131
Total liabilities		112,461

Net Assets		$ 1,970,500
Net Assets consist of:
Paid in capital		$ 1,773,792
Accumulated net investment loss		(1,960)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,301)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		218,969
Net Assets		$ 1,970,500

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($419,900 ÷ 28,772 shares)	$ 14.59

Maximum offering price per share (100/94.25 of $14.59)	$ 15.48
Class T: Net Asset Value and redemption price per share ($686,952 ÷ 47,237 shares)	$ 14.54

Maximum offering price per share (100/96.50 of $14.54)	$ 15.07
Class B: Net Asset Value and offering price per share ($187,640 ÷ 13,038 shares) A	$ 14.39

Class C: Net Asset Value and offering price per share ($475,000 ÷ 32,983 shares) A	$ 14.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($201,008 ÷ 13,690 shares)	$ 14.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 5,849
Interest		2,888
Security lending		282
Total income		9,019

Expenses
Management fee	$ 4,106
Transfer agent fees	1,821
Distribution fees	4,034
Accounting and security lending fees	244
Independent trustees' compensation	3
Custodian fees and expenses	131
Registration fees	371
Audit	26
Legal	4
Miscellaneous	4
Total expenses before reductions	10,744
Expense reductions	(325)	10,419
Net investment income (loss)		(1,400)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(16,164)
Foreign currency transactions	96
Total net realized gain (loss)		(16,068)
Change in net unrealized appreciation (depreciation) on: Investment securities	94,799
Assets and liabilities in foreign currencies	(75)
Total change in net unrealized appreciation (depreciation)		94,724
Net gain (loss)		78,656
Net increase (decrease) in net assets resulting from operations		$ 77,256

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,400)	$ (2,694)
Net realized gain (loss)	(16,068)	(4,061)
Change in net unrealized appreciation (depreciation)	94,724	109,094
Net increase (decrease) in net assets resulting from operations	77,256	102,339
Distributions to shareholders from net investment income	-	(206)
Share transactions - net increase (decrease)	863,922	729,179
Total increase (decrease) in net assets	941,178	831,312

Net Assets
Beginning of period	1,029,322	198,010
End of period (including accumulated net investment loss of $1,960 and accumulated net investment loss of $560, respectively)	$ 1,970,500	$ 1,029,322

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.99	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.04)
Net realized and unrealized gain (loss)	.59	2.24	1.87
Total from investment operations	.60	2.21	1.83
Distributions from net investment income	-	(.01)	(.03)
Distributions from net realized gain	-	-	(.01)
Total distributions	-	(.01)	(.04)
Net asset value, end of period	$ 14.59	$ 13.99	$ 11.79
Total Return B, C, D	4.29%	18.76%	18.23%
Ratios to Average Net Assets G
Expenses before expense reductions	1.19% A	1.22%	1.39% A
Expenses net of voluntary waivers, if any	1.19% A	1.22%	1.39% A
Expenses net of all reductions	1.15% A	1.17%	1.28% A
Net investment income (loss)	.10% A	(.26)%	(.81)% A
Supplemental Data
Net assets, end of period (in millions)	$ 420	$ 230	$ 37
Portfolio turnover rate	78% A	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.06)	(.05)
Net realized and unrealized gain (loss)	.59	2.25	1.86
Total from investment operations	.58	2.19	1.81
Distributions from net investment income	-	(.01)	(.02)
Distributions from net realized gain	-	-	(.01)
Total distributions	-	(.01)	(.03)
Net asset value, end of period	$ 14.54	$ 13.96	$ 11.78
Total Return B, C, D	4.15%	18.60%	18.08%
Ratios to Average Net Assets G
Expenses before expense reductions	1.41% A	1.43%	1.62% A
Expenses net of voluntary waivers, if any	1.41% A	1.43%	1.62% A
Expenses net of all reductions	1.37% A	1.39%	1.51% A
Net investment income (loss)	(.12)% A	(.48)%	(1.04)% A
Supplemental Data
Net assets, end of period (in millions)	$ 687	$ 325	$ 62
Portfolio turnover rate	78% A	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.85	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.13)	(.07)
Net realized and unrealized gain (loss)	.59	2.23	1.85
Total from investment operations	.54	2.10	1.78
Distributions from net investment income	-	(.01)	(.01)
Distributions from net realized gain	-	-	(.01)
Total distributions	-	(.01)	(.02)
Net asset value, end of period	$ 14.39	$ 13.85	$ 11.76
Total Return B, C, D	3.90%	17.87%	17.75%
Ratios to Average Net Assets G
Expenses before expense reductions	2.02% A	2.02%	2.19% A
Expenses net of voluntary waivers, if any	2.00% A	2.02%	2.19% A
Expenses net of all reductions	1.96% A	1.97%	2.08% A
Net investment income (loss)	(.71)% A	(1.06)%	(1.61)% A
Supplemental Data
Net assets, end of period (in millions)	$ 188	$ 109	$ 27
Portfolio turnover rate	78% A	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.12)	(.07)
Net realized and unrealized gain (loss)	.58	2.23	1.85
Total from investment operations	.54	2.11	1.78
Distributions from net investment income	-	(.01)	(.01)
Distributions from net realized gain	-	-	(.01)
Total distributions	-	(.01)	(.02)
Net asset value, end of period	$ 14.40	$ 13.86	$ 11.76
Total Return B, C, D	3.90%	17.95%	17.77%
Ratios to Average Net Assets G
Expenses before expense reductions	1.92% A	1.94%	2.14% A
Expenses net of voluntary waivers, if any	1.92% A	1.94%	2.14% A
Expenses net of all reductions	1.88% A	1.89%	2.03% A
Net investment income (loss)	(.63)% A	(.98)%	(1.55)% A
Supplemental Data
Net assets, end of period (in millions)	$ 475	$ 246	$ 49
Portfolio turnover rate	78% A	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.05	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.01	(.02)
Net realized and unrealized gain (loss)	.60	2.26	1.86
Total from investment operations	.63	2.27	1.84
Distributions from net investment income	-	(.01)	(.04)
Distributions from net realized gain	-	-	(.01)
Total distributions	-	(.01)	(.05)
Net asset value, end of period	$ 14.68	$ 14.05	$ 11.79
Total Return B, C	4.48%	19.27%	18.31%
Ratios to Average Net Assets F
Expenses before expense reductions	.85% A	.86%	1.07% A
Expenses net of voluntary waivers, if any	.85% A	.86%	1.07% A
Expenses net of all reductions	.81% A	.82%	.96% A
Net investment income (loss)	.44% A	.10%	(.49)% A
Supplemental Data
Net assets, end of period (in millions)	$ 201	$ 120	$ 23
Portfolio turnover rate	78% A	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 31, 2003 (commencement of operations) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor New Insights Fund (the fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 249,810
Unrealized depreciation	(32,411)
Net unrealized appreciation (depreciation)	$ 217,399
Cost for federal income tax purposes	$ 1,841,061

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,208,721 and $494,388, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 383	$ 2
Class T	.25%	.25%	1,207	80
Class B	.75%	.25%	721	542
Class C	.75%	.25%	1,723	966
			$ 4,034	$ 1,590

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 597
Class T	169
Class B *	106
Class C *	36
$ 908

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 414	.27 *
Class T	583	.24 *
Class B	250	.34 *
Class C	434	.25 *
Institutional Class	140	.18 *
	$ 1,821

* Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,344 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $38 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	2.00%	$ 8

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $316 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2005	Year ended December 31, 2004
From net investment income
Class A	$ -	$ 38
Class T	-	64
Class B	-	28
Class C	-	52
Institutional Class	-	24
Total	$ -	$ 206

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2005	Year ended December 31, 2004	Six months ended June 30, 2005	Year ended December 31, 2004
Class A
Shares sold	13,813	14,442	$ 193,959	$ 186,266
Reinvestment of distributions	-	3	-	32
Shares redeemed	(1,511)	(1,138)	(21,164)	(14,313)
Net increase (decrease)	12,302	13,307	$ 172,795	$ 171,985
Class T
Shares sold	25,691	19,345	$ 359,109	$ 246,887
Reinvestment of distributions	-	5	-	59
Shares redeemed	(1,734)	(1,331)	(24,183)	(16,882)
Net increase (decrease)	23,957	18,019	$ 334,926	$ 230,064
Class B
Shares sold	5,859	5,963	$ 81,026	$ 75,522
Reinvestment of distributions	-	2	-	19
Shares redeemed	(661)	(415)	(9,133)	(5,241)
Net increase (decrease)	5,198	5,550	$ 71,893	$ 70,300
Class C
Shares sold	16,591	14,235	$ 229,969	$ 180,974
Reinvestment of distributions	-	3	-	35
Shares redeemed	(1,345)	(640)	(18,461)	(8,022)
Net increase (decrease)	15,246	13,598	$ 211,508	$ 172,987
Institutional Class
Shares sold	5,632	6,867	$ 79,086	$ 87,943
Reinvestment of distributions	-	1	-	11
Shares redeemed	(448)	(322)	(6,286)	(4,111)
Net increase (decrease)	5,184	6,546	$ 72,800	$ 83,843

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 19, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,233,274,660.19	68.528
Against	5,296,799,647.67	22.362
Abstain	882,603,665.94	3.725
Broker Non-Votes	1,275,700,696.03	5.385
TOTAL	23,688,378,669.83	100.000
PROPOSAL 2
To elect a Board of Trustees. *
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	21,964,545,020.52	92.723
Withheld	1,723,833,649.31	7.277
TOTAL	23,688,378,669.83	100.000
Dennis J. Dirks
Affirmative	22,473,495,368.70	94.871
Withheld	1,214,883,301.13	5.129
TOTAL	23,688,378,669.83	100.000
Robert M. Gates
Affirmative	22,429,215,739.51	94.684
Withheld	1,259,162,930.32	5.316
TOTAL	23,688,378,669.83	100.000
George H. Heilmeier
Affirmative	22,427,222,693.12	94.676
Withheld	1,261,155,976.71	5.324
TOTAL	23,688,378,669.83	100.000
Abigail P. Johnson
Affirmative	22,344,921,447.52	94.329
Withheld	1,343,457,222.31	5.671
TOTAL	23,688,378,669.83	100.000
Edward C. Johnson 3d
Affirmative	22,331,899,258.73	94.274
Withheld	1,356,479,411.10	5.726
TOTAL	23,688,378,669.83	100.000
Marie L. Knowles
Affirmative	22,457,370,997.41	94.803
Withheld	1,231,007,672.42	5.197
TOTAL	23,688,378,669.83	100.000
Ned C. Lautenbach
Affirmative	22,461,566,287.67	94.821
Withheld	1,226,812,382.16	5.179
TOTAL	23,688,378,669.83	100.000
Marvin L. Mann
Affirmative	22,418,349,134.25	94.639
Withheld	1,270,029,535.58	5.361
TOTAL	23,688,378,669.83	100.000
William O. McCoy
Affirmative	22,421,999,778.88	94.654
Withheld	1,266,378,890.95	5.346
TOTAL	23,688,378,669.83	100.000
Robert L. Reynolds
Affirmative	22,450,709,253.08	94.775
Withheld	1,237,669,416.75	5.225
TOTAL	23,688,378,669.83	100.000
Cornelia M. Small
Affirmative	22,437,020,012.08	94.717
Withheld	1,251,358,657.75	5.283
TOTAL	23,688,378,669.83	100.000
William S. Stavropoulos
Affirmative	22,435,472,051.80	94.711
Withheld	1,252,906,618.03	5.289
TOTAL	23,688,378,669.83	100.000
Kenneth L. Wolfe
Affirmative	22,441,579,247.31	94.737
Withheld	1,246,799,422.52	5.263
TOTAL	23,688,378,669.83	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ANIFI-USAN-0805
1.803544.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Contrafund®

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Actual	$ 1,000.00	$ 1,033.00	$ 4.64
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.23	$ 4.61

* Expenses are equal to the Fund's annualized expense ratio of .92%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
EnCana Corp.	2.8	2.2
Genentech, Inc.	2.7	1.4
Berkshire Hathaway, Inc. Class A	2.2	2.6
Google, Inc. Class A (sub. vtg.)	2.0	0.6
3M Co.	1.8	2.4
Yahoo!, Inc.	1.8	1.9
Avon Products, Inc.	1.7	2.2
Exxon Mobil Corp.	1.4	0.8
Marvell Technology Group Ltd.	1.4	1.2
Aetna, Inc.	1.2	0.9
	19.0
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	13.9	11.2
Financials	13.8	12.5
Information Technology	13.6	14.9
Energy	13.4	9.0
Consumer Discretionary	9.3	10.8
Asset Allocation (% of fund's net assets)
As of June 30, 2005 *		As of December 31, 2004 **
	Stocks 89.3%		Stocks 89.1%
	Bonds 1.7%		Bonds 1.5%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 8.9%		Short-Term Investments and Net Other Assets 9.3%
* Foreign investments	23.0%	** Foreign investments	24.7%

Semiannual Report

Investments June 30, 2005

Showing Percentage of Net Assets

Common Stocks - 89.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.1%
Bridgestone Corp. (d)	1,434,000	$ 27,606
Automobiles - 0.5%
Honda Motor Co. Ltd.	465,000	22,887
Toyota Motor Corp.	5,587,100	199,711
		222,598
Distributors - 0.0%
Li & Fung Ltd.	9,900,000	20,575
Diversified Consumer Services - 0.3%
Educate, Inc.	1,236,430	17,495
Education Management Corp. (a)	723,800	24,414
Laureate Education, Inc. (a)	1,973,380	94,446
Regis Corp.	319,400	12,482
Weight Watchers International, Inc. (a)	399,700	20,629
		169,466
Hotels, Restaurants & Leisure - 2.9%
Aristocrat Leisure Ltd.	8,271,553	73,080
Boyd Gaming Corp.	1,853,000	94,744
Choice Hotels International, Inc.	70,300	4,619
Domino's Pizza, Inc.	1,625,000	36,173
Four Seasons Hotels, Inc. (ltd. vtg.) (d)	603,500	39,859
Gaming VC Holdings SA	629,128	6,335
Hilton Group PLC	6,129,502	31,437
Kerzner International Ltd. (a)	599,900	34,164
Las Vegas Sands Corp. (d)	1,448,700	51,791
Life Time Fitness, Inc.	684,900	22,472
Marriott International, Inc. Class A	138,000	9,414
MGM MIRAGE (a)	1,520,100	60,166
P.F. Chang's China Bistro, Inc. (a)	1,045,050	61,637
Panera Bread Co. Class A (a)(e)	2,929,651	181,887
Penn National Gaming, Inc. (a)	1,229,424	44,874
Red Robin Gourmet Burgers, Inc. (a)(e)	1,318,753	81,736
Scientific Games Corp. Class A (a)	350,753	9,446
Shuffle Master, Inc. (a)(d)(e)	1,970,683	55,238
Starbucks Corp. (a)	2,156,700	111,415
Station Casinos, Inc. (e)	3,534,600	234,697
Texas Roadhouse, Inc. Class A	494,300	17,177
The Cheesecake Factory, Inc. (a)	848,364	29,464
Wendy's International, Inc.	142,600	6,795
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
William Hill PLC	6,585,807	$ 63,660
Wynn Resorts Ltd. (a)	1,778,896	84,088
		1,446,368
Household Durables - 1.0%
D.R. Horton, Inc.	1,463,054	55,025
Fortune Brands, Inc.	1,178,300	104,633
Harman International Industries, Inc.	90,500	7,363
Hovnanian Enterprises, Inc. Class A (a)	300,300	19,580
Jarden Corp. (a)	156,300	8,428
KB Home	1,458,200	111,159
Tempur-Pedic International, Inc. (a)	3,863,600	85,695
Toll Brothers, Inc. (a)	1,132,700	115,026
		506,909
Internet & Catalog Retail - 0.1%
Blue Nile, Inc. (d)	449,200	14,684
eBay, Inc. (a)	681,840	22,508
IAC/InterActiveCorp (a)	625,000	15,031
		52,223
Media - 1.2%
Citadel Broadcasting Corp. (a)	349,500	4,002
Getty Images, Inc. (a)	819,600	60,863
Harte-Hanks, Inc.	395,800	11,767
McGraw-Hill Companies, Inc.	821,200	36,338
News Corp. Class A	2,220,540	35,928
NTL, Inc. (a)	366,500	25,076
Pixar (a)	3,176,802	158,999
Rogers Communications, Inc. Class B (non-vtg.)	1,436,600	47,136
SBS Broadcasting SA (a)	1,065,690	50,226
Sirius Satellite Radio, Inc. (a)(d)	10,376,391	67,239
Washington Post Co. Class B	32,040	26,754
XM Satellite Radio Holdings, Inc. Class A (a)	2,454,631	82,623
		606,951
Multiline Retail - 0.6%
Dollar General Corp.	389,500	7,930
Marks & Spencer Group PLC	1,984,600	12,819
Nordstrom, Inc.	928,800	63,131
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Sears Holdings Corp. (a)	307,600	$ 46,100
Target Corp.	3,005,000	163,502
		293,482
Specialty Retail - 1.8%
AC Moore Arts & Crafts, Inc. (a)	391,470	12,374
American Eagle Outfitters, Inc.	809,900	24,823
bebe Stores, Inc.	1,085,750	28,740
Bed Bath & Beyond, Inc. (a)	1,796,123	75,042
Best Buy Co., Inc.	414,100	28,387
Build-A-Bear Workshop, Inc. (d)	415,800	9,751
Chico's FAS, Inc. (a)	5,722,700	196,174
DSW, Inc. Class A	56,100	1,400
Guitar Center, Inc. (a)	78,100	4,559
Halfords Group PLC	3,256,634	17,213
Hennes & Mauritz AB (H&M) (B Shares)	1,304,275	45,950
Inditex SA	503,900	12,976
Office Depot, Inc. (a)	890,600	20,341
Signet Group PLC	8,160,737	15,901
Staples, Inc.	5,857,300	124,878
The Children's Place Retail Stores, Inc. (a)	282,000	13,161
TJX Companies, Inc.	3,228,100	78,604
Urban Outfitters, Inc. (a)	3,248,400	184,152
Zumiez, Inc.	21,200	618
		895,044
Textiles, Apparel & Luxury Goods - 0.8%
Burberry Group PLC	5,980,194	43,287
Carter's, Inc. (a)	381,900	22,295
Coach, Inc. (a)	8,534,352	286,498
Phillips-Van Heusen Corp.	292,000	9,545
Polo Ralph Lauren Corp. Class A	268,500	11,575
Volcom, Inc.	49,300	1,320
		374,520
TOTAL CONSUMER DISCRETIONARY		4,615,742
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 5.9%
Beverages - 0.4%
Diageo PLC sponsored ADR	796,900	$ 47,256
PepsiCo, Inc.	2,379,490	128,326
		175,582
Food & Staples Retailing - 1.5%
Sysco Corp.	5,315,500	192,368
Tesco PLC	11,617,313	66,347
United Natural Foods, Inc. (a)	1,171,148	35,568
Wal-Mart de Mexico SA de CV Series V	4,724,372	19,202
Walgreen Co.	4,415,510	203,069
Whole Foods Market, Inc.	2,012,175	238,040
		754,594
Food Products - 0.8%
Hershey Co.	1,784,300	110,805
Kellogg Co.	1,830,000	81,325
Nestle SA (Reg.)	186,921	47,837
TreeHouse Foods, Inc. (a)	589,700	16,812
Wm. Wrigley Jr. Co.	1,717,700	118,246
		375,025
Household Products - 0.5%
Colgate-Palmolive Co.	2,691,500	134,333
Procter & Gamble Co.	2,032,700	107,225
		241,558
Personal Products - 2.7%
Avon Products, Inc.	22,869,844	865,624
Gillette Co.	9,539,300	482,975
Herbalife Ltd.	233,200	5,039
		1,353,638
TOTAL CONSUMER STAPLES		2,900,397
ENERGY - 13.4%
Energy Equipment & Services - 1.0%
Halliburton Co.	2,192,300	104,836
Schlumberger Ltd. (NY Shares)	3,842,100	291,769
Smith International, Inc.	1,692,590	107,818
Tenaris SA sponsored ADR	130,700	10,230
		514,653
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 12.4%
Anadarko Petroleum Corp.	78,200	$ 6,424
Apache Corp.	2,609,540	168,576
Arch Coal, Inc.	469,900	25,595
BG Group PLC sponsored ADR	312,500	13,000
Bill Barrett Corp.	951,966	28,159
Blackrock Ventures, Inc. (a)(e)	7,915,800	63,704
BP PLC sponsored ADR	7,894,166	492,438
Burlington Resources, Inc.	3,357,720	185,480
Cairn Energy PLC (a)	387,909	9,369
China Petroleum & Chemical Corp. sponsored ADR	1,964,400	76,651
CONSOL Energy, Inc.	2,033,400	108,950
Devon Energy Corp.	2,001,500	101,436
EnCana Corp.	35,521,448	1,401,192
Encore Acquisition Co. (a)	1,266,672	51,934
Energy Partners Ltd. (a)	152,600	4,000
ENI Spa sponsored ADR	427,700	54,831
EOG Resources, Inc.	3,877,600	220,248
Exxon Mobil Corp.	12,101,200	695,456
Forest Oil Corp. (a)	194,600	8,173
Imperial Oil Ltd.	805,300	67,056
Mariner Energy, Inc. (e)(f)	1,847,200	26,323
McMoRan Exploration Co. (a)(d)	390,700	7,623
Murphy Oil Corp.	8,506,200	444,279
Newfield Exploration Co. (a)	622,000	24,812
Noble Energy, Inc.	1,146,117	86,704
Occidental Petroleum Corp.	303,300	23,333
Peabody Energy Corp.	1,869,500	97,289
PetroChina Co. Ltd. sponsored ADR (d)	2,184,400	160,444
Plains Exploration & Production Co. (a)	233,600	8,300
Premcor, Inc. (e)	6,662,830	494,249
Quicksilver Resources, Inc. (a)	1,808,600	115,624
Range Resources Corp.	748,300	20,129
Sasol Ltd.	1,220,300	33,177
Talisman Energy, Inc.	2,244,740	84,095
Total SA sponsored ADR	2,644,300	308,986
Ultra Petroleum Corp. (a)	787,400	23,905
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	3,118,560	$ 246,709
XTO Energy, Inc.	3,697,233	125,669
		6,114,322
TOTAL ENERGY		6,628,975
FINANCIALS - 13.8%
Capital Markets - 1.1%
Charles Schwab Corp.	7,166,200	80,835
Goldman Sachs Group, Inc.	1,318,800	134,544
Greenhill & Co., Inc.	131,400	5,323
Janus Capital Group, Inc.	1,206,200	18,141
Lazard Ltd. Class A	577,700	13,432
Legg Mason, Inc.	997,700	103,871
Lehman Brothers Holdings, Inc.	1,912,200	189,843
Morgan Stanley	156,200	8,196
		554,185
Commercial Banks - 1.1%
Allied Irish Banks PLC	1,534,500	32,953
HDFC Bank Ltd.	586,006	8,573
HSBC Holdings PLC sponsored ADR	709,107	56,480
M&T Bank Corp.	2,429,300	255,465
Marshall & Ilsley Corp.	343,300	15,260
Wachovia Corp.	317,902	15,768
Wells Fargo & Co.	2,643,600	162,793
Westcorp	226,400	11,868
		559,160
Consumer Finance - 1.2%
American Express Co.	3,670,350	195,373
SLM Corp.	7,400,300	375,935
		571,308
Diversified Financial Services - 0.6%
Archipelago Holdings, Inc.	494,385	19,241
Brascan Corp. Class A (ltd. vtg.)	843,400	32,216
Chicago Mercantile Exchange Holdings, Inc. Class A	86,700	25,620
Moody's Corp.	4,788,400	215,286
		292,363
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 8.0%
ACE Ltd.	1,408,600	$ 63,176
AFLAC, Inc.	1,721,500	74,507
Allstate Corp.	8,468,500	505,993
American International Group, Inc.	7,096,826	412,326
Assurant, Inc.	3,287,150	118,666
Berkshire Hathaway, Inc. Class A (a)	13,311	1,111,469
Brit Insurance Holdings PLC	13,779,500	21,850
Endurance Specialty Holdings Ltd.	1,220,500	46,159
Everest Re Group Ltd. (e)	3,015,920	280,481
Fidelity National Financial, Inc.	329,900	11,774
Genworth Financial, Inc. Class A (non-vtg.)	1,037,600	31,367
HCC Insurance Holdings, Inc.	989,000	37,453
IPC Holdings Ltd.	447,000	17,710
Markel Corp. (a)	101,450	34,392
Marsh & McLennan Companies, Inc.	78,100	2,163
Mercury General Corp.	862,500	47,024
MetLife, Inc.	3,571,600	160,508
MetLife, Inc. unit	3,244,100	85,060
Montpelier Re Holdings Ltd. (e)	5,020,900	173,623
PartnerRe Ltd.	1,353,600	87,199
Platinum Underwriters Holdings Ltd.	635,000	20,206
Progressive Corp.	1,163,200	114,936
Prudential Financial, Inc.	1,780,600	116,914
RenaissanceRe Holdings Ltd.	2,679,310	131,929
StanCorp Financial Group, Inc.	373,600	28,610
The Chubb Corp.	962,000	82,357
W.R. Berkley Corp.	2,628,600	93,788
White Mountains Insurance Group Ltd.	64,900	40,945
		3,952,585
Real Estate - 0.9%
CB Richard Ellis Group, Inc. Class A	2,369,300	103,917
CBL & Associates Properties, Inc.	1,505,794	64,855
Crescent Real Estate Equities Co.	468,900	8,792
Equity Office Properties Trust	1,388,600	45,963
Equity Residential (SBI)	662,500	24,393
General Growth Properties, Inc.	1,109,900	45,606
Global Signal, Inc.	781,600	29,427
KKR Financial Corp. (f)	1,161,600	11,906
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
KKR Financial Corp.	161,000	$ 4,025
Vornado Realty Trust	1,195,300	96,102
		434,986
Thrifts & Mortgage Finance - 0.9%
Golden West Financial Corp., Delaware	7,043,680	453,472
Hudson City Bancorp, Inc.	1,000,000	11,410
		464,882
TOTAL FINANCIALS		6,829,469
HEALTH CARE - 13.8%
Biotechnology - 3.3%
Affymetrix, Inc. (a)	397,200	21,421
Amgen, Inc. (a)	585,900	35,424
Celgene Corp. (a)	734,600	29,950
Genentech, Inc. (a)	16,512,900	1,325,656
Gilead Sciences, Inc. (a)	2,686,000	118,157
Idenix Pharmaceuticals, Inc.	900,700	19,527
Invitrogen Corp. (a)	138,759	11,557
MannKind Corp. (d)	585,539	5,885
Seattle Genetics, Inc. (a)(e)	2,477,300	13,278
Techne Corp. (a)	465,521	21,372
ViaCell, Inc.	689,400	7,342
		1,609,569
Health Care Equipment & Supplies - 3.8%
Advanced Neuromodulation Systems, Inc. (a)(e)	1,493,652	59,268
Alcon, Inc.	2,872,000	314,053
American Medical Systems Holdings, Inc. (a)	1,558,000	32,173
Aspect Medical Systems, Inc. (a)	363,460	10,809
Bausch & Lomb, Inc.	152,300	12,641
Bio-Rad Laboratories, Inc. Class A (a)	223,000	13,204
C.R. Bard, Inc.	1,895,800	126,090
Cooper Companies, Inc.	173,578	10,564
DENTSPLY International, Inc. (e)	5,880,937	317,571
Fisher Scientific International, Inc. (a)	1,340,808	87,018
Foxhollow Technologies, Inc. (d)(e)	1,259,300	48,193
Gen-Probe, Inc. (a)	2,106,600	76,322
IDEXX Laboratories, Inc. (a)	842,380	52,506
Immucor, Inc. (a)	117,200	3,393
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
IntraLase Corp.	860,800	$ 16,889
Intuitive Surgical, Inc. (a)	1,595,776	74,427
Kinetic Concepts, Inc. (a)	1,327,000	79,620
Kyphon, Inc. (a)	607,100	21,121
Laserscope, Inc. (a)	156,200	6,473
Medtronic, Inc.	2,050,800	106,211
Mentor Corp.	559,700	23,216
Neurometrix, Inc.	155,800	3,121
Nobel Biocare Holding AG (Switzerland)	177,383	35,985
NuVasive, Inc.	640,663	10,648
Smith & Nephew PLC	2,364,141	23,362
St. Jude Medical, Inc. (a)	3,571,000	155,731
Syneron Medical Ltd.	249,500	9,129
Synthes, Inc.	987,157	108,370
Ventana Medical Systems, Inc. (a)	838,700	33,741
Waters Corp. (a)	325,152	12,086
		1,883,935
Health Care Providers & Services - 3.9%
Advisory Board Co. (a)	194,398	9,475
Aetna, Inc.	6,864,760	568,539
American Healthways, Inc. (a)	1,369,100	57,872
Caremark Rx, Inc. (a)	1,388,100	61,798
DaVita, Inc. (a)	199,800	9,087
Express Scripts, Inc. (a)	156,200	7,807
HCA, Inc.	412,800	23,393
Health Net, Inc. (a)	587,700	22,427
Matria Healthcare, Inc. (a)	480,600	15,490
Patterson Companies, Inc. (a)(e)	11,947,596	538,598
UnitedHealth Group, Inc.	9,850,940	513,628
VCA Antech, Inc. (a)	783,969	19,011
WebMD Corp. (a)	320,700	3,294
WellPoint, Inc. (a)	1,429,900	99,578
		1,949,997
Pharmaceuticals - 2.8%
Abbott Laboratories	873,200	42,796
American Pharmaceutical Partners, Inc. (a)	195,300	8,056
Barr Pharmaceuticals, Inc. (a)	78,100	3,807
Cypress Bioscience, Inc. (a)	783,700	10,345
IVAX Corp. (a)	625,100	13,440
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	3,363,750	$ 218,644
Kos Pharmaceuticals, Inc. (a)	78,100	5,116
Novartis AG sponsored ADR	3,168,900	150,333
Novo Nordisk AS Series B	3,733,479	190,095
Pfizer, Inc.	935	26
Roche Holding AG (participation certificate)	4,079,142	516,238
Sanofi-Aventis sponsored ADR	1,224,200	50,180
Schering-Plough Corp.	7,768,800	148,073
Sepracor, Inc. (a)	191,300	11,480
Shire Pharmaceuticals Group PLC sponsored ADR	26,600	872
Teva Pharmaceutical Industries Ltd. sponsored ADR	669,700	20,854
		1,390,355
TOTAL HEALTH CARE		6,833,856
INDUSTRIALS - 8.4%
Aerospace & Defense - 0.8%
L-3 Communications Holdings, Inc.	353,400	27,063
Lockheed Martin Corp.	4,737,095	307,295
Precision Castparts Corp.	359,914	28,037
Rockwell Collins, Inc.	316,900	15,110
United Technologies Corp.	903,000	46,369
		423,874
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (e)	4,307,122	250,675
Airlines - 0.6%
JetBlue Airways Corp. (a)	2,100,226	42,929
Jetsgo Corp.:
warrants (a)(h)	125,000	0
warrants (a)(h)	1	0
Class B (a)(h)	1,250,000	0
Ryanair Holdings PLC sponsored ADR (a)(d)	5,285,406	236,998
Southwest Airlines Co.	522,900	7,284
		287,211
Commercial Services & Supplies - 0.5%
Aramark Corp. Class B	3,563,500	94,076
Corporate Executive Board Co.	213,200	16,700
Equifax, Inc.	649,200	23,183
PeopleSupport, Inc.	211,240	1,927
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
PHH Corp. (a)	303,930	$ 7,817
Resources Connection, Inc. (a)(e)	2,414,964	56,100
Robert Half International, Inc.	1,445,500	36,094
Services Acquisition Corp. International unit (a)	127,200	1,018
		236,915
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	1,311,066	73,761
URS Corp. (a)	576,800	21,543
		95,304
Electrical Equipment - 0.6%
American Power Conversion Corp.	1,687,686	39,813
Cooper Industries Ltd. Class A	2,991,900	191,182
Evergreen Solar, Inc. (a)	286,900	1,845
Motech Industries, Inc.	1,775,000	25,161
Roper Industries, Inc.	153,200	10,934
Ultralife Batteries, Inc. (a)(e)	1,068,280	17,253
		286,188
Industrial Conglomerates - 2.1%
3M Co.	12,177,080	880,403
Carlisle Companies, Inc.	384,400	26,381
General Electric Co.	770,900	26,712
Hutchison Whampoa Ltd.	7,248,000	65,522
Siemens AG sponsored ADR	433,800	31,516
		1,030,534
Machinery - 2.6%
A.S.V., Inc. (a)	566,400	22,962
Bucyrus International, Inc. Class A	678,800	25,781
Caterpillar, Inc.	1,387,800	132,271
Cummins, Inc.	1,254,500	93,598
Danaher Corp.	9,526,340	498,609
IDEX Corp.	95,300	3,680
Ingersoll-Rand Co. Ltd. Class A	243,200	17,352
Joy Global, Inc.	2,510,900	84,341
PACCAR, Inc.	4,134,456	281,143
Volvo AB sponsored ADR	3,007,400	121,971
		1,281,708
Road & Rail - 0.4%
Canadian National Railway Co.	1,299,700	74,978
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Heartland Express, Inc.	1,817,190	$ 35,308
Knight Transportation, Inc.	1,292,951	31,457
Landstar System, Inc. (a)	2,378,652	71,645
Yellow Roadway Corp. (a)	2,597	132
		213,520
Trading Companies & Distributors - 0.1%
Fastenal Co.	573,088	35,107
Mitsui & Co. Ltd.	1,556,000	14,732
		49,839
Transportation Infrastructure - 0.0%
International Shipping Enterprises, Inc. unit	568,750	4,095
TOTAL INDUSTRIALS		4,159,863
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 0.9%
Comverse Technology, Inc. (a)	2,905,300	68,710
ECI Telecom Ltd. (a)	1,715,200	14,236
Foxconn International Holdings Ltd.	12,467,000	9,305
Harris Corp.	2,753,100	85,924
Ixia (a)	1,268,700	24,664
Motorola, Inc.	482,200	8,805
Nokia Corp. sponsored ADR	3,808,900	63,380
QUALCOMM, Inc.	4,696,300	155,025
TomTom Group BV	465,000	10,208
		440,257
Computers & Peripherals - 1.4%
Apple Computer, Inc. (a)	7,970,700	293,401
Dell, Inc. (a)	4,109,318	162,359
EMC Corp. (a)	2,891,100	39,637
Hewlett-Packard Co.	5,972,300	140,409
Logitech International SA sponsored ADR (a)	102,300	6,525
Network Appliance, Inc. (a)	1,921,600	54,324
Seagate Technology	1,061,000	18,621
		715,276
Electronic Equipment & Instruments - 0.9%
Amphenol Corp. Class A	1,738,330	69,829
Cogent, Inc.	831,960	23,752
FARO Technologies, Inc. (a)	622,000	16,956
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
FLIR Systems, Inc. (a)(e)	5,947,900	$ 177,485
Hon Hai Precision Industries Co. Ltd.	19,175,200	99,584
Nidec Corp.	66,400	7,029
Trimble Navigation Ltd. (a)	592,500	23,090
Xyratex Ltd.	331,800	5,146
		422,871
Internet Software & Services - 4.0%
Akamai Technologies, Inc. (a)	4,110,407	53,970
aQuantive, Inc. (a)	554,200	9,820
Equinix, Inc. (a)	70,093	3,038
Google, Inc. Class A (sub. vtg.)	3,341,536	982,913
Marchex, Inc. Class B (a)(d)(e)	1,261,745	18,977
Openwave Systems, Inc. (a)	776,173	12,729
VeriSign, Inc. (a)	394,704	11,352
Websense, Inc. (a)	706,817	33,963
Yahoo!, Inc. (a)	25,088,624	869,321
		1,996,083
IT Services - 1.9%
Alliance Data Systems Corp. (a)	1,787,900	72,517
Anteon International Corp. (a)	1,639,800	74,808
Cognizant Technology Solutions Corp. Class A (a)	5,784,286	272,613
Fiserv, Inc. (a)	913,600	39,239
Global Payments, Inc.	258,700	17,540
Infosys Technologies Ltd. sponsored ADR (d)	3,832,200	296,881
Ness Technologies, Inc.	1,353,012	14,369
SRA International, Inc. Class A (a)(e)	3,726,200	129,374
VeriFone Holdings, Inc.	524,600	8,525
Wright Express Corp.	582,400	10,757
		936,623
Office Electronics - 0.1%
Canon, Inc.	156,200	8,221
Zebra Technologies Corp. Class A (a)	625,050	27,371
		35,592
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	1,540,700	57,484
Broadcom Corp. Class A (a)	1,457,100	51,742
FormFactor, Inc. (a)	379,600	10,029
International Rectifier Corp. (a)	1,597,800	76,247
Lam Research Corp. (a)	147,100	4,257
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd. (a)(e)	17,598,900	$ 669,462
Microchip Technology, Inc.	372,620	11,037
Samsung Electronics Co. Ltd.	1,186,180	566,431
SigmaTel, Inc. (a)	408,400	7,008
Tessera Technologies, Inc. (a)	651,600	21,770
Volterra Semiconductor Corp.	325,300	4,844
		1,480,311
Software - 1.4%
Activision, Inc. (a)	6,660,869	110,038
Adobe Systems, Inc.	5,345,060	152,976
Altiris, Inc. (a)(e)	2,623,874	38,518
Autodesk, Inc.	1,978,314	67,995
Blackboard, Inc.	93,564	2,238
Check Point Software Technologies Ltd. (a)	155,900	3,087
Cognos, Inc. (a)	1,407,050	48,050
FileNET Corp. (a)	889,038	22,350
Kronos, Inc. (a)	523,980	21,164
McAfee, Inc. (a)	304,700	7,977
MICROS Systems, Inc. (a)	117,105	5,240
Microsoft Corp.	847,300	21,047
NAVTEQ Corp.	2,578,900	95,884
NDS Group PLC sponsored ADR (a)	261,100	8,700
Quality Systems, Inc.	276,457	13,099
Salesforce.com, Inc.	301,600	6,177
SAP AG sponsored ADR	195,300	8,456
Symantec Corp. (a)	3,047,948	66,262
THQ, Inc. (a)	269,800	7,897
		707,155
TOTAL INFORMATION TECHNOLOGY		6,734,168
MATERIALS - 6.6%
Chemicals - 1.4%
Bayer AG	700,700	23,319
Celanese Corp. Class A	2,156,400	34,265
Crompton Corp.	2,062,600	29,186
Dow Chemical Co.	1,393,000	62,030
Ecolab, Inc.	5,786,600	187,254
Great Lakes Chemical Corp.	1,072,400	33,748
Monsanto Co.	58,600	3,684
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Nalco Holding Co.	2,067,200	$ 40,579
Potash Corp. of Saskatchewan	1,292,500	123,374
Praxair, Inc.	3,038,900	141,613
Rohm & Haas Co.	512,600	23,754
Westlake Chemical Corp.	233,400	5,718
		708,524
Construction Materials - 0.4%
Cemex SA de CV sponsored ADR	252,800	10,724
Eagle Materials, Inc. (e)	517,100	47,878
Florida Rock Industries, Inc.	305,900	22,438
Headwaters, Inc. (a)	156,200	5,370
Lafarge North America, Inc.	156,821	9,792
Lafarge SA (Bearer)	232,800	21,228
Martin Marietta Materials, Inc.	51,200	3,539
Rinker Group Ltd.	4,148,688	44,238
		165,207
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	4,497,940	112,673
Metals & Mining - 4.6%
Aber Diamond Corp. (d)	1,821,700	55,757
African Platinum PLC (a)	12,569,281	5,011
Anglo American PLC ADR	4,739,725	111,384
Bema Gold Corp. (a)	6,684,800	15,877
BHP Billiton Ltd. sponsored ADR	9,637,500	263,104
Carpenter Technology Corp.	906,700	46,967
Companhia Vale do Rio Doce sponsored ADR	3,511,400	102,814
Compania de Minas Buenaventura SA sponsored ADR	1,786,100	41,062
Compass Minerals International, Inc.	1,490,600	34,880
Eldorado Gold Corp. (a)	6,342,700	16,825
First Quantum Minerals Ltd.	1,599,600	28,214
Freeport-McMoRan Copper & Gold, Inc. Class B	862,708	32,300
Gerdau SA sponsored ADR	1,795,050	17,466
Glamis Gold Ltd. (a)(e)	7,412,900	126,937
Goldcorp, Inc.	14,151,878	225,123
IPSCO, Inc. (e)	2,649,500	115,521
Ivanhoe Mines Ltd. (a)	4,760,900	36,993
Lionore Mining International Ltd. (a)	4,574,900	23,487
Newcrest Mining Ltd.	2,197,600	29,091
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	9,449,749	$ 368,824
Nucor Corp.	3,061,800	139,679
POSCO sponsored ADR	2,408,500	105,902
Rio Tinto PLC (Reg.)	5,972,543	182,043
Shore Gold, Inc. (a)	1,154,700	4,618
Teck Cominco Ltd. Class B (sub. vtg.)	2,022,000	68,225
United States Steel Corp.	472,200	16,230
Xstrata PLC	2,088,600	40,303
		2,254,637
TOTAL MATERIALS		3,241,041
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.0%
NeuStar, Inc. Class A	337,000	8,627
Wireless Telecommunication Services - 3.4%
America Movil SA de CV Series L sponsored ADR	8,617,900	513,713
American Tower Corp. Class A (a)	581,100	12,215
Nextel Communications, Inc. Class A (a)	12,863,900	415,633
Nextel Partners, Inc. Class A (a)	9,147,300	230,238
NII Holdings, Inc. (a)(e)	3,820,447	244,279
SpectraSite, Inc. (a)	108,600	8,083
Vodafone Group PLC sponsored ADR	8,076,400	196,418
Western Wireless Corp. Class A (a)	1,037,400	43,882
		1,664,461
TOTAL TELECOMMUNICATION SERVICES		1,673,088
UTILITIES - 1.1%
Electric Utilities - 0.4%
Entergy Corp.	867,800	65,562
Exelon Corp.	1,301,200	66,791
PG&E Corp.	1,672,500	62,786
		195,139
Gas Utilities - 0.2%
Questar Corp.	679,200	44,759
Southern Union Co.	2,218,505	54,464
		99,223
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	1,866,400	$ 30,572
Duke Energy Corp.	3,373,000	100,279
NRG Energy, Inc. (a)	466,700	17,548
TXU Corp.	779,808	64,794
		213,193
Multi-Utilities - 0.1%
CMS Energy Corp. (a)	571,790	8,611
Public Service Enterprise Group, Inc.	273,100	16,610
		25,221
TOTAL UTILITIES		532,776
TOTAL COMMON STOCKS (Cost $31,105,608)		44,149,375
Corporate Bonds - 0.1%
	Principal Amount (000s)
Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Protein Design Labs, Inc. 2% 2/15/12 (f)	$ 29,160	31,079
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee 3.125% 1/15/23	10,860	15,006
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
AES Corp. 4.5% 8/15/05	7,900	7,900
TOTAL CONVERTIBLE BONDS		53,985
Nonconvertible Bonds - 0.0%
INDUSTRIALS - 0.0%
Machinery - 0.0%
Rexnord Corp. 10.125% 12/15/12	6,000	6,570
Corporate Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cable & Wireless International Finance 8.625% 3/25/19	GBP	3,500	$ 6,788
TOTAL NONCONVERTIBLE BONDS			13,358
TOTAL CORPORATE BONDS (Cost $66,660)			67,343
U.S. Treasury Obligations - 1.7%

U.S. Treasury Bonds 5.375% 2/15/31		$ 126,800	149,624
U.S. Treasury Notes:
4.25% 8/15/13		195,250	200,131
4.25% 11/15/13		194,800	199,556
4.25% 8/15/14		104,300	106,793
4.75% 5/15/14		175,800	186,540
TOTAL U.S. TREASURY OBLIGATIONS (Cost $805,032)			842,644
Floating Rate Loans - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Charter Communications Operating LLC Tranche B, term loan 6.44% 4/7/11 (g)		7,800	7,732
TOTAL FLOATING RATE LOANS (Cost $7,665)			7,732
Money Market Funds - 9.9%
		Shares
Fidelity Cash Central Fund, 3.21% (b)		4,437,324,901	4,437,325
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)		425,889,755	425,890
TOTAL MONEY MARKET FUNDS (Cost $4,863,215)			4,863,215
Cash Equivalents - 0.0%
		Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.91%, dated 6/30/05 due 7/1/05) (Cost $15,451)		$ 15,452	$ 15,451
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $36,863,631)			49,945,760
NET OTHER ASSETS - (1.0)%			(510,960)
NET ASSETS - 100%			$ 49,434,800
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $69,308,000 or 0.1% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Jetsgo Corp. warrants	3/1/04	$ 0
Jetsgo Corp. warrants	3/1/04	$ 0
Jetsgo Corp. Class B	3/1/04	$ 9,334
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	77.0%
Canada	5.5%
Bermuda	3.6%
United Kingdom	2.8%
Switzerland	2.2%
Korea (South)	1.4%
Mexico	1.0%
Others (individually less than 1%)	6.5%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Advanced Neuromodulation Systems, Inc.	$ 61,398	$ 7,598	$ 7,635	$ -	$ 59,268
African Platinum PLC	21,399	-	6,775	-	-
Altiris, Inc.	92,964	-	-	-	38,518
Anteon International Corp.	79,115	-	10,428	-	-
Avon Products, Inc.	1,000,161	16,079	139,659	7,740	-
Blackrock Ventures, Inc.	20,314	40,018	-	-	63,704
C.H. Robinson Worldwide, Inc.	226,177	27,507	14,850	1,204	250,675
DENTSPLY International, Inc.	309,113	21,097	-	701	317,571
Ditech Communications Corp.	26,847	-	13,451	-	-
Eagle Materials, Inc.	30,499	13,714	-	261	47,878
Everest Re Group Ltd.	263,890	29,814	22,660	606	280,481
FLIR Systems, Inc.	191,026	5,689	7,209	-	177,485
Foxhollow Technologies, Inc.	752	40,960	920	-	48,193
Glamis Gold Ltd.	144,251	1,855	17,266	-	126,937
Goldcorp, Inc.	195,510	26,572	18,547	5,978	-
IPSCO, Inc.	124,062	42,110	35,989	521	115,521
Marchex, Inc. Class B	-	26,785	978	-	18,977
Mariner Energy, Inc.	-	25,861	-	-	26,323
Marvell Technology Group Ltd.	546,100	79,961	-	-	669,462
Montpelier Re Holdings Ltd.	193,054	-	-	31,230	173,623
NII Holdings, Inc.	166,210	24,259	6,552	-	244,279
Panera Bread Co. Class A	71,770	62,818	2,101	-	181,887
Patterson Companies, Inc.	533,931	8,862	25,484	-	538,598
Premcor, Inc.	272,588	11,221	-	263	494,249
Red Robin Gourmet Burgers, Inc.	61,039	9,078	-	-	81,736
Resources Connection, Inc.	55,012	9,002	-	-	56,100
Seattle Genetics, Inc.	16,177	-	-	-	13,278
Shuffle Master, Inc.	65,734	9,045	12,665	-	55,238
Sonic Solutions, Inc.	$ 39,820	$ -	$ 29,181	$ -	$ -
SRA International, Inc. Class A	104,851	14,372	-	-	129,374
Station Casinos, Inc.	151,693	47,600	-	1,378	234,697
Ultralife Batteries, Inc.	20,778	-	-	-	17,253
USI Holdings Corp.	36,199	-	35,382	-	-
Total	$ 5,122,434	$ 601,877	$ 407,732	$ 49,882	$ 4,461,305
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $1,689,727,000 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2005

Assets
Investment in securities, at value (including securities loaned of $410,633 and repurchase agreements of $15,451)(cost $36,863,631) - See accompanying schedule		$ 49,945,760
Cash		1,687
Foreign currency held at value (cost $3,388)		3,386
Receivable for investments sold		119,230
Receivable for fund shares sold		103,504
Dividends receivable		35,283
Interest receivable		20,747
Prepaid expenses		84
Other affiliated receivables		160
Other receivables		6,186
Total assets		50,236,027

Liabilities
Payable for investments purchased	$ 267,766
Payable for fund shares redeemed	68,129
Accrued management fee	29,392
Other affiliated payables	8,248
Other payables and accrued expenses	1,802
Collateral on securities loaned, at value	425,890
Total liabilities		801,227

Net Assets		$ 49,434,800
Net Assets consist of:
Paid in capital		$ 36,987,782
Undistributed net investment income		117,651
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(752,615)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,081,982
Net Assets, for 843,530 shares outstanding		$ 49,434,800
Net Asset Value, offering price and redemption price per share ($49,434,800 ÷ 843,530 shares)		$ 58.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2005

Investment Income
Dividends (including $49,882 received from affiliated issuers)		$ 241,798
Interest		82,262
Security lending		8,564
Total income		332,624

Expenses
Management fee Basic fee	$ 132,792
Performance adjustment	34,359
Transfer agent fees	42,125
Accounting and security lending fees	1,206
Independent trustees' compensation	103
Appreciation in deferred trustee compensation account	55
Custodian fees and expenses	1,371
Registration fees	642
Audit	189
Legal	52
Miscellaneous	358
Total expenses before reductions	213,252
Expense reductions	(5,927)	207,325
Net investment income (loss)		125,299
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $28,727 from affiliated issuers)	1,016,765
Foreign currency transactions	514
Total net realized gain (loss)		1,017,279
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $60)	423,102
Assets and liabilities in foreign currencies	(265)
Total change in net unrealized appreciation (depreciation)		422,837
Net gain (loss)		1,440,116
Net increase (decrease) in net assets resulting from operations		$ 1,565,415

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2005	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 125,299	$ 32,371
Net realized gain (loss)	1,017,279	1,370,693
Change in net unrealized appreciation (depreciation)	422,837	4,248,703
Net increase (decrease) in net assets resulting from operations	1,565,415	5,651,767
Distributions to shareholders from net investment income	-	(34,673)
Distributions to shareholders from net realized gain	(7,955)	-
Total distributions	(7,955)	(34,673)
Share transactions Proceeds from sales of shares	6,178,933	7,814,682
Reinvestment of distributions	7,800	33,913
Cost of shares redeemed	(2,786,294)	(4,921,518)
Net increase (decrease) in net assets resulting from share transactions	3,400,439	2,927,077
Total increase (decrease) in net assets	4,957,899	8,544,171

Net Assets
Beginning of period	44,476,901	35,932,730
End of period (including undistributed net investment income of $117,651 and distributions in excess of net investment income of $7,648, respectively)	$ 49,434,800	$ 44,476,901
Other Information Shares
Sold	108,600	150,977
Issued in reinvestment of distributions	137	616
Redeemed	(49,125)	(95,759)
Net increase (decrease)	59,612	55,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30,	Years ended December 31,
	2005	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 56.74	$ 49.35	$ 38.60	$ 42.77	$ 49.18	$ 60.02
Income from Investment Operations
Net investment income (loss) E	.15	.04	- G	.06	.21	.26
Net realized and unrealized gain (loss)	1.72	7.40	10.79	(4.18)	(6.40)	(4.24)
Total from investment operations	1.87	7.44	10.79	(4.12)	(6.19)	(3.98)
Distributions from net investment income	-	(.05)	(.04)	(.05)	(.22)	(.24)
Distributions from net realized gain	(.01)	-	-	-	-	(5.59)
Distributions in excess of net realized gain	-	-	-	-	-	(1.03)
Total distributions	(.01)	(.05)	(.04)	(.05)	(.22)	(6.86)
Net asset value, end of period	$ 58.60	$ 56.74	$ 49.35	$ 38.60	$ 42.77	$ 49.18
Total Return B, C, D	3.30%	15.07%	27.95%	(9.63)%	(12.59)%	(6.80)%
Ratios to Average Net Assets F
Expenses before expense reductions	.92% A	.94%	1.00%	1.03%	.96%	.87%
Expenses net of voluntary waivers, if any	.92% A	.94%	1.00%	1.03%	.96%	.87%
Expenses net of all reductions	.89% A	.92%	.98%	.99%	.91%	.84%
Net investment income (loss)	.54% A	.08%	.01%	.14%	.49%	.45%
Supplemental Data
Net assets, end of period (in millions)	$ 49,435	$ 44,477	$ 35,933	$ 27,586	$ 32,159	$ 40,220
Portfolio turnover rate	58% A	64%	67%	80%	141%	166%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Contrafund (the fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 13,400,127
Unrealized depreciation	(396,616)
Net unrealized appreciation (depreciation)	$ 13,003,511
Cost for federal income tax purposes	$ 36,942,249

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $15,119,365 and $11,989,032, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $61,551 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $497 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,455 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $11 and $461, respectively.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at June 30, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 9, 2005

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 19, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	16,233,274,660.19	68.528
Against	5,296,799,647.67	22.362
Abstain	882,603,665.94	3.725
Broker Non-Votes	1,275,700,696.03	5.385
TOTAL	23,688,378,669.83	100.000
PROPOSAL 2
To elect a Board of Trustees. *
	# of Votes	% of Votes
Laura B. Cronin
Affirmative	21,964,545,020.52	92.723
Withheld	1,723,833,649.31	7.277
TOTAL	23,688,378,669.83	100.000
Dennis J. Dirks
Affirmative	22,473,495,368.70	94.871
Withheld	1,214,883,301.13	5.129
TOTAL	23,688,378,669.83	100.000
Robert M. Gates
Affirmative	22,429,215,739.51	94.684
Withheld	1,259,162,930.32	5.316
TOTAL	23,688,378,669.83	100.000
George H. Heilmeier
Affirmative	22,427,222,693.12	94.676
Withheld	1,261,155,976.71	5.324
TOTAL	23,688,378,669.83	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	22,344,921,447.52	94.329
Withheld	1,343,457,222.31	5.671
TOTAL	23,688,378,669.83	100.000
Edward C. Johnson 3d
Affirmative	22,331,899,258.73	94.274
Withheld	1,356,479,411.10	5.726
TOTAL	23,688,378,669.83	100.000
Marie L. Knowles
Affirmative	22,457,370,997.41	94.803
Withheld	1,231,007,672.42	5.197
TOTAL	23,688,378,669.83	100.000
Ned C. Lautenbach
Affirmative	22,461,566,287.67	94.821
Withheld	1,226,812,382.16	5.179
TOTAL	23,688,378,669.83	100.000
Marvin L. Mann
Affirmative	22,418,349,134.25	94.639
Withheld	1,270,029,535.58	5.361
TOTAL	23,688,378,669.83	100.000
William O. McCoy
Affirmative	22,421,999,778.88	94.654
Withheld	1,266,378,890.95	5.346
TOTAL	23,688,378,669.83	100.000
Robert L. Reynolds
Affirmative	22,450,709,253.08	94.775
Withheld	1,237,669,416.75	5.225
TOTAL	23,688,378,669.83	100.000
Cornelia M. Small
Affirmative	22,437,020,012.08	94.717
Withheld	1,251,358,657.75	5.283
TOTAL	23,688,378,669.83	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	22,435,472,051.80	94.711
Withheld	1,252,906,618.03	5.289
TOTAL	23,688,378,669.83	100.000
Kenneth L. Wolfe
Affirmative	22,441,579,247.31	94.737
Withheld	1,246,799,422.52	5.263
TOTAL	23,688,378,669.83	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CON-USAN-0805
1.787777.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 19, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 19, 2005